The AAL Mutual Funds

Semi-Annual Report

October 31, 2001

The AAL Mid Cap Index Fund
The AAL Large Company Index Fund
The AAL Bond Index Fund

[THE AAL MUTUAL FUNDS LOGO]

The AAL Mutual Funds Semi-Annual Report

TABLE OF CONTENTS

President's Letter.................................................................................2
The Economy and Markets in Review..................................................................3
Portfolio Perspectives

Schedule of Investments

Financial Highlights

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DEAR AAL MUTUAL FUND INSTITUTIONAL INVESTOR:

We are pleased to provide you with the semi-annual report for The AAL Mutual Funds Institutional shares for the six months ended October 31, 2001. In this report you’ll find detailed information about The AAL Mutual Funds, including performance, expenses, investment policies and risks. Also, each of our portfolio managers discusses his investment strategy and reviews events that affected Fund performance over the past six months. Please take some time to review this report and assess your overall investment goals, including how The AAL Mutual Funds fit into your investment plans.

The tragic events of September 11 and the following stock market volatility may be causing you concern. During times like these it is important to maintain a long-term focus and not be distracted by daily market fluctuations. You may want to review your goals to make sure they have not changed. If not, then there is no reason to change your investment strategy.

At least annually, The AAL Mutual Funds must declare and distribute net capital gains to shareholders. This year, The AAL Mid Cap Index Fund and The AAL Bond Index Fund will distribute capital gains. The estimated long-term capital gains for The AALMid Cap Index Fund are $0.061 per share, and the estimated long-term capital gains for The AAL Bond Index Fund are $0.018 per share. Final capital gains distributions will be reported on the regular year-end account statement you will receive in January 2002.

If you have questions about your investments or this report, please contact your AAL representative. You can also access your account information anytime at our Web site, www.aalcmc.org, or through our automated telephone line at (800) 553-6319. You also can speak with a Mutual Fund Service Center representative by dialing the above number. Service center representatives are available from 7 a.m. to 8 p.m. Central time, Monday through Thursday, 7 a.m. to 6 p.m. Fridays and 9 a.m. to 1 p.m. on Saturdays.

Thank you for choosing us to help you meet your financial needs.

Sincerely,

/s/Robert G. Same

Robert G. Same
President
The AAL Mutual Funds

THE ECONOMY AND MARKETS IN REVIEW

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Economic Summary

The initial estimate for third quarter 2001 Gross Domestic Product (GDP) predicts an annualized pace of contraction during the period of 0.40%, indicating the domestic economy remains weak. The likely economic contraction in the third quarter followed near flat growth in the second quarter, and a 1.20% annualized pace of expansion in the first quarter of the year. Following the tragic acts of terrorism on September 11, large components of the American economy, including the airline and lodging/leisure sectors, ground to a virtual halt. The American public, transfixed by the unfolding events and news coverage, greatly reduced its consumption patterns. Once the financial markets reopened, valuation levels for both fixed income and equity securities adjusted quickly. However, the effects of these unconscionable acts of terrorism may linger. Consumer confidence has been damaged, and consumer retrenchment is now expected. As a result, demand for goods and services may fall, pushing the economy into a brief recession.

Immediately following the attack on America, the Federal Reserve (the Fed) utilized the discount window and open market transactions to inject unprecedented volumes of liquidity into the financial system. Because of the Fed’s aggressive actions, the banking system and financial markets continue to operate efficiently. Furthermore, the Federal Open Market Committee (FOMC) has continued its easing campaign. Year-to-date, the FOMC has lowered short-term interest rates by 4.00%, leaving the targeted Fed Funds rate at 2.50% as of October 31. In light of the looming U.S. recession, the FOMC will probably remain in easing mode and cut rates again in November and/or December.

Market Summary

Equity markets gapped lower in response to the events of September 11, with most major domestic indexes trading 10-15% lower during the week following the attack. Subsequently, during October, equities were able to recoup a portion of their losses. Nonetheless, stock market performance during the ten months ended October has been difficult. For example, the S&P 500 Index of large-capitalization stocks declined 18.9% through October 31. Mid-cap stocks, as represented by the S&P 400 Midcap Index have performed slightly better, falling 12.0% this year, while small-cap stocks have performed best, as demonstrated by the S&P 600 Index’s year-to-date decline of 7.0%. Most dramatic has been the NASDAQ Composite Index’s decline of 31.4% during the ten months ended October 31, as earnings expectations within the technology sector continue to be revised dramatically downward.

Conversely, fixed-income performance, aided by Federal Reserve easing and the perceived “safe haven” status of U.S. Treasury securities, has been very good year-to-date. As an illustration, the benchmark Lehman Aggregate Bond Index has returned 10.7% through October. As discussed in previous commentaries, the U.S. Treasury yield curve has returned to its normal, positively sloped shape. Furthermore, since early September, the Treasury curve has steepened dramatically, with Treasuries of shorter maturity falling dramatically in yield. Due to this yield curve shift, short- to intermediate-maturity fixed income securities have outperformed all others.

In summary, the current economic and investment outlooks have transitioned from uncertain to decidedly negative in a very short period of time. It is now probable that the domestic economy will slip into recession (defined as two consecutive quarters of negative growth). However, corrective actions are being taken. Accommodative monetary policy continues, and additional fiscal stimuli, including increased governmental spending and tax cuts are being contemplated. Furthermore, the government’s commitment to the ultimate stability and viability of the American financial system should not be underestimated. While it is difficult to predict when the economy or financial markets will turn more positive, it is important to remember that the markets are efficient discounters. As such, they can be expected to respond to an expected recovery long before that recovery materializes. Shareholders that have developed a sound investment strategy, continue to think long-term, and hold an appropriately allocated, well-diversified portfolio, will be in a position to benefit.

/s/James Abitz

James Abitz
Chief Investment Officer
Aid Association for Lutherans
AAL Capital Management Corporation

The AAL Mutual Funds Semi-Annual Report . . . . . . Portfolio Perspective

THE AAL MID CAP INDEX FUND

 I Share Assets  .  .  .   $15,532,370                                                            I Share NAV .  .
 .      $9.49                        Number of Securities in Portfolio .  .  .  400

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The AAL Mid Cap Index Fund was down 11.21% for the period May 1, 2001, through October 31, 2001. For the same time period, the S&P MidCap 400 Index was also down 11.21%. The identical returns are the result of favorable variances offsetting management fees and transaction costs.

Mid-cap stocks experienced a difficult six months, primarily as the result of a volatile month of September. The declines that began in late August were exacerbated by the terrorist attacks in September, and by the third week of September mid-cap stocks had fallen nearly 20% in a month’s time. However, we did see a nice rebound in late September and continuing through October that returned nearly half of the losses experienced over the prior four weeks. Time will tell whether this is a temporary, short-term rally or the beginning of a larger move to the upside.

As an index fund, the Fund does not make active allocation decisions based on our outlook for the market. The Fund is passively managed with the primary goal of replicating the S&P MidCap 400 Index purchasing all 400 securities in proportions as close as practical to those of the Index. Differences in performance between the Fund and the index are the result of management fees, costs for transactions, the small amount of cash held by the Fund, and minor variances in the proportion of each security relative to the Index. As always, it is our objective to minimize the impact of the various factors that can create “tracking error” relative to the index, thereby keeping performance of the Fund as close to the index as possible. The causes of variance in performance (relative to the index) will have less of an impact as the Fund grows in size.

/s/Timothy C. Utecht

Timothy C. Utecht

Portfolio Manager

Mid-sized stock prices are generally more volatile than large-company stock prices. Individuals may not invest directly in any index. Index funds are subject to the same market risks associated with the stocks in their respective indexes.

Value of a $10,000 Investment

Date          AAL Mid Cap Index Fund         S&P Mid Cap 400*
 31-Dec-99         10,000.00                 10,000.00
 31-Jan-00          9,730.00                  9,718.40
 29-Feb-00         10,480.00                 10,398.49
 31-Mar-00         11,320.00                 11,268.74
 28-Apr-00         10,900.00                 10,875.24
 31-May-00         10,760.00                 10,739.52
 30-Jun-00         10,940.00                 10,897.28
 31-Jul-00         11,090.00                 11,069.46
 31-Aug-00         12,320.00                 12,305.36
 29-Sep-00         12,220.00                 12,221.07
 31-Oct-00         11,780.00                 11,806.65
 30-Nov-00         10,880.00                 10,915.49
 29-Dec-00         11,728.59                 11,750.52
 31-Jan-01         11,942.81                 12,012.21
 28-Feb-01         11,278.73                 11,326.67
 30-Mar-01         10,432.55                 10,484.53
 30-Apr-01         11,567.92                 11,641.18
 31-May-01         11,835.70                 11,912.31
 29-Jun-01         11,775.95                 11,864.18
 31-Jul-01         11,602.77                 11,687.41
 31-Aug-01         11,223.95                 11,305.11
 28-Sep-01          9,849.37                  9,898.87
 31-Oct-01         10,271.49                 10,336.70

*An unmanaged index comprised of 400 stocks designed to represent performance of
the  mid  cap  segment  of  the  U.S.  equity  markets.   “S&P   MidCap
400Index”  is a trademark of The McGraw-Hill  Companies,  Inc. and has been licensed  for  use by AAL.  The  product  is not  sponsored,  endorsed,  sold or promoted by Standard &  Poor’s and Standard &  Poor’s  make no representation regarding the advisability of investing in the product. It is not possible to invest  directly  in the Index.  Index funds are subject to the same market risks associated with the stocks in their respective index.

                         Average Annual Total Returns/1/
                                October 31, 2001
                                                                From
                                               1-Year       Inception/2/
-------------------------------------------------------------------------------
The AAL Mid Cap Index Fund                    (12.81)%          1.47%

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower.

/2/ Fund inception December 31, 1999.

THE AAL LARGE COMPANY INDEX FUND

 I Share Ticker . . . IILCX                          I Share Assets . . .   $59,784,030  I Share NAV . . . $7.28
Number of Securities in Portfolio . . .  500

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The AAL Large Company Index Fund total return was down 14.95% for the six months ending October 31, 2001, versus a return for the S&P 500 Index of negative 14.60% over this time period. The difference in performance was primarily a result of the expenses charged to the Fund that are not applicable to the Index.

The past six months have been a very difficult period for stocks, given the terrorist attacks in September on top of an already troubled economic environment. The S&P 500 performance reflected continued concerns regarding the economy and whether the economic slowdown will worsen. Stocks in nearly every economic sector showed negative returns for the six-month period. Most sectors posted double-digit losses, with health care stocks being one of the few exceptions with losses of just over 1%. Utility stocks lead on the downside with losses over 27% for the period. Technology stocks continued to perform poorly as well, posting losses of nearly 24%, although they have rebounded strongly from their lows in September. While the stock market as a whole has also rebounded from its mid-September lows, there is still plenty of uncertainty regarding the outlook for stocks going forward. Investors remain hopeful that the interest rate cuts made by the Federal Reserve can help get the economy turned around in the not-too-distant future.

The AAL Large Company Index Fund, as an index fund, is managed with a passive approach, meaning there is no active stock selection process. The objective of the Fund is to duplicate the performance of the S&P 500 Index, in order to provide broad exposure to large-capitalization stocks across various economic sectors. This is done by purchasing all 500 securities in the index to mirror the composition of the index as closely as possible, while at the same time trying to keep transaction costs at a minimum.

Variances in performance relative to the index are a function of Fund expenses, transaction fees, and minor differences in Fund composition relative to that of the index. All of these causes of variation in performance will have less of an impact as the Fund grows in size.

/s/Timothy C. Utecht

Timothy C. Utecht
Portfolio Manager

Individuals may not invest directly in any index. Index funds are subject to the same market risks associated with the stocks in their respective indexes.

Value of a $10,000 Investment

Date            AAL Large Company Index Fund          S&P 500*

31-Dec-99              10,000.00                     10,000.00
31-Jan-00               9,530.00                      9,497.60
29-Feb-00               9,360.00                      9,317.81
31-Mar-00              10,270.00                     10,229.37
28-Apr-00               9,950.00                      9,921.57
31-May-00               9,740.00                      9,717.98
30-Jun-00               9,990.00                      9,957.53
31-Jul-00               9,840.00                      9,801.89
31-Aug-00              10,450.00                     10,410.69
29-Sep-00               9,900.00                      9,861.11
31-Oct-00               9,850.00                      9,819.39
30-Nov-00               9,070.00                      9,045.23
29-Dec-00               9,113.41                      9,089.46
31-Jan-01               9,426.28                      9,411.96
28-Feb-01               8,558.33                      8,553.78
30-Mar-01               8,023.44                      8,011.89
30-Apr-01               8,639.07                      8,634.50
31-May-01               8,689.53                      8,692.35
29-Jun-01               8,487.69                      8,480.78
31-Jul-01               8,396.86                      8,397.33
31-Aug-01               7,872.05                      7,871.65
28-Sep-01               7,236.23                      7,236.02
31-Oct-01               7,347.25                      7,374.01

* An unmanaged index comprised of 500 stocks  representative of the stock market as a whole.  “S&P  500®”  is a trademark  of The  McGraw-Hill
Companies,  Inc.  and has  been  licensed  for use by AAL.  The  product  is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard
& Poor’s make no representation regarding the advisability of investing in the product.  It is not possible to invest directly in the Index. Index funds are  subject  to the same  market  risks  associated  with the  stocks  in their respective index.

                         Average Annual Total Returns/1/
                                October 31, 2001
                                                                From
                                                   1-Year   Inception/2/
--------------------------------------------------------------------------------
The AAL Large Company Index Fund                  (25.41)%    (15.46)%

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower.

/2/ Fund inception December 31, 1999.

THE AAL BOND INDEX FUND

         I Share Assets . . .  $55,787,442                                                        I Share NAV . .
 .$10.88                                     Number of Securities in Portfolio . . .  176

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The performance of The AAL Bond Index Fund was in line with the Lehman Aggregate Bond Index over the past six months. The Fund returned 7.72% after expenses, which trailed the Lehman Index return of 7.85% for the past six months. Most of the difference in return is attributed to expenses as the Fund returned 7.83% before expenses.

The objective of the Fund is to achieve investment results that approximate the total return of the Lehman Aggregate Bond Index by investing primarily in investment-grade bonds and other debt securities included in the Index. The Index covers the U.S. investment-grade fixed-rate bond market, with index components for U.S. Treasury and Agency securities, corporate bonds, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a well-diversified mix of securities that replicate the key characteristics of the Index, which include sector weightings, maturity, credit quality, yield curve exposure, and current yield. To minimize performance tracking in the investment-grade corporate bond sector, the Fund maintains exposure to a wide variety of industries and individual issuers.

All sectors of the investment-grade bond market produced strong returns as treasury yields fell dramatically over the last six months (bond prices appreciate as interest rates fall). The higher quality sectors of the bond market, such as U.S. Treasuries and Agencies, produced the best returns, while the performance of mortgage-backed securities and corporate bonds lagged other sectors. The dramatic fall in treasury yields resulted from an economic slump that has not fully run its course and a flight to quality resulting from the heightened risks in the investment markets after the events of September 11. The Federal Open Market Committee (FOMC) has continued with its aggressive easing campaign that started at the beginning of the year by lowering short-term rates by 4 percentage points, to 2.50% at the end of September. Short-term treasury yields have declined more than intermediate and long-maturity treasury yields reflecting bond investor expectations that the FOMC will continue lowering short-term rates.

We expect bonds to produce stable returns over the next year, although probably not in the double-digit range experienced over the past two years. The economic outlook continues to soften, and credit risk in the investment markets remains the highest in a decade. Inflation is also well contained and probably not a threat in the near term. We expect bonds to continue to do well in this environment.

/s/Gregory R. Anderson

Gregory R. Anderson

Portfolio Manager

Individuals may not invest directly in any index. Index funds are subject to the same market risks associated with the securities in their respective indexes.

Value of a $10,000 Investment

Date                AAL Bond       Lehman Aggregate
                   Index Fund         Bond Index*
31-Dec-99          10,000.00          0,000.00
31-Jan-00           9,941.36          9,967.30
29-Feb-00          10,057.50         10,087.80
31-Mar-00          10,196.23         10,220.66
28-Apr-00          10,168.24         10,191.53
31-May-00          10,169.21         10,186.84
30-Jun-00          10,381.61         10,398.73
31-Jul-00          10,471.94         10,493.15
31-Aug-00          10,625.57         10,645.30
29-Sep-00          10,704.51         10,712.26
31-Oct-00          10,777.47         10,783.07
30-Nov-00          10,964.93         10,959.48
29-Dec-00          11,170.95         11,162.78
31-Jan-01          11,331.73         11,345.29
28-Feb-01          11,436.24         11,444.11
30-Mar-01          11,495.72         11,501.56
30-Apr-01          11,439.08         11,453.82
31-May-01          11,501.03         11,523.01
29-Jun-01          11,532.14          11,566.45
31-Jul-01          11,795.74         11,825.07
31-Aug-01          11,925.27         11,960.59
28-Sep-01          12,106.49         12,099.93
31-Oct-01          12,322.27         12,353.18

*An unmanaged  index that  encompasses  five major classes of U.S.  fixed-income securities:  U.S.Treasury  and  Government  Agency  securities,  corporate  debt obligations,  mortgage-backed securities, asset-backed securities and commercial mortgage backed securities. It is not possible to invest directly in the Index.

                         Average Annual Total Returns/1/
                                October 31, 2001
                                                                From
                                               1-Year       Inception/2/
--------------------------------------------------------------------------------
The AAL Bond Index Fund                        14.33%          12.05%

/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower.

/2/ Fund inception December 31, 1999.

                           THE AAL MID CAP INDEX FUND
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

    Shares  Common Stocks (99.0%)              Market Value
==========================================================================================================================
Basic Materials (4.2%)
       550  A. Schulman, Inc.                         $6,545
     1,295  Airgas, Inc.*                             17,418
     2,140  AK Steel Holding Corporation              19,474
       880  Albemarle Corporation                     17,547
     1,000  Arch Coal, Inc.                           22,050
     1,145  Bowater, Inc.                             51,204
     1,275  Cabot Corporation                         42,713
       380  Carpenter Technology Corporation           8,265
     2,220  Crompton Corporation                      16,095
       765  Cytec Industries, Inc.*                   18,307
       690  Ferro Corporation                         15,180
       840  Glatfelter                                12,600
       310  H.B. Fuller Company                       15,943
     2,280  IMC Global, Inc.                          24,510
     1,020  Longview Fibre Company                    11,220
     1,070  Lubrizol Corporation                      30,110
     2,310  Lyondell Chemical Company                 30,746
     1,005  Martin Marietta Materials, Inc.           40,120
       370  Minerals Technologies, Inc.               15,133
       785  Olin Corporation                          11,759
     2,100  Packaging Corporation of America*         37,170
       600  Potlatch Corporation                      15,030
       545  Rayonier, Inc.                            23,315
     2,015  RPM, Inc.                                 24,482
     2,045  Solutia, Inc.                             24,540
     1,875  Sonoco Products Company                   44,006
     1,070  UCAR International, Inc.*                  7,779
     1,000  Valspar Corporation                       33,570
     1,020  Wausau-Mosinee Paper Corporation          10,557
            Total Basic Materials                    647,388
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Capital Goods (12.2%)
     1,410  AGCO Corporation*                         16,300
       915  Airborne, Inc.                             9,141
       535  Alaska Air Group, Inc.*                   13,054
       550  Albany International Corporation*         10,725
       750  Alexander & Baldwin, Inc.                 16,703
     1,410  American Standard Companies, Inc.*        81,639
       660  AMETEK, Inc.                              17,820
     2,382  Apollo Group, Inc.*                       96,828
       700  Atlas Air Worldwide Holdings, Inc.*       $9,037
       510  Banta Corporation                         14,815
     1,200  BISYS Group, Inc.*                        62,424
     1,710  C.H. Robinson Worldwide, Inc.             45,777
       565  Carlisle Companies, Inc.                  16,882
     1,400  Certegy, Inc.*                            39,900
     1,470  CheckFree Corporation*                    20,698
     1,300  ChoicePoint, Inc.*                        55,614
       915  CNF, Inc.                                 20,212
     1,045  CSG Systems International, Inc.*          32,667
     1,395  DeVry, Inc.*                              37,595
       895  Donaldson Company, Inc.                   28,237
     2,490  DST Systems, Inc.*                       101,965
     1,600  Dun & Bradstreet Corporation*             50,016
       800  Dycom Industries, Inc.*                    9,560
       600  Education Management Corporation*         20,700
       900  EGL, Inc.*                                10,881
     1,800  Energizer Holdings, Inc.*                 29,682
     1,100  Expeditors International of
            Washington, Inc.                          49,720
       735  Fastenal Company                          43,402
       700  Flowserve Corporation*                    16,366
       925  GATX Corporation                          24,466
       830  Granite Construction, Inc.                20,667
       830  Harsco Corporation                        26,518
     1,480  Herman Miller, Inc.                       31,302
     1,215  HON INDUSTRIES, Inc.                      29,245
     1,155  Hubbell, Inc. , Class B                   31,555
       690  J.B. Hunt Transport Services, Inc.*        9,481
       610  Jacobs Engineering Group, Inc.*           39,979
       550  Kaydon Corporation                        10,395
       690  Kelly Services, Inc.                      14,683
       665  Kennametal, Inc.                          23,395
       700  Korn/Ferry International*                  5,040
       775  L-3 Communciations Holdings, Inc.*        67,324
     1,550  Manpower, Inc.                            44,268
     1,925  Modis Professional Services, Inc.*        10,087
       425  NCO Group, Inc.*                           6,949
       770  Newport News Shipbuilding, Inc.           53,284
       660  Nordson Corporation                       14,804
       670  Overseas Shipholding Group, Inc.          16,676
     1,015  Pentair, Inc.                             32,226
     1,005  Pittston Company                          19,346
     1,000  Precision Castparts Corporation           22,740
     1,200  Quanta Services, Inc.*                    18,240
       540  Rollins, Inc.                              8,775
       275  Sequa Corporation*                        12,238
     1,205  Sotheby's Holdings, Inc.*                 16,099
       870  SPX Corporation*                          86,652
       530  Stewart & Stevenson Services, Inc.         7,833
     1,650  Swift Transportation Company, Inc.*       28,033
       700  Sylvan Learning Systems, Inc.*            15,680
       385  Tecumseh Products Company                 17,614
       835  Teleflex, Inc.                            33,400
       720  Trinity Industries, Inc.                  17,914
     1,075  Valassis*                                 33,540
     1,715  Viad Corporation                          33,443
       740  Wallace Computer Services, Inc.           11,470
       720  York International Corporation            22,061
            Total Capital Goods                    1,895,782
--------------------------------------------------------------------------------------------------------------------------

Communication Services (1.1%)
     4,360  Broadwing, Inc.*                          40,374
     1,100  Price Communications Corporation*         19,965
     1,235  Telephone and Data Systems, Inc.         108,556
            Total Communication Services             168,895
--------------------------------------------------------------------------------------------------------------------------

Consumer Cyclicals (12.2%)
     1,975  Abercrombie & Fitch Company*              37,169
     1,357  American Eagle Outfitters, Inc.*          37,182
     1,286  ArvinMeritor, Inc.                        19,316
       380  Bandag, Inc.                               9,956
     1,295  Barnes & Noble, Inc.*                     47,591
     2,115  Belo Corporation                          36,166
     1,430  BJ's Wholesale Club, Inc.*                72,601
       915  Blyth, Inc.                               17,815
       620  Bob Evans Farms, Inc.                     11,662
     1,565  Borders Group, Inc.*                      24,398
       520  BorgWarner, Inc.                          22,214
     1,990  Brinker International, Inc.*              50,546
     1,450  Callaway Golf Company                     20,721
     1,100  Catalina Marketing Corporation*           30,415
     1,080  CBRL Group, Inc.                          27,119
     1,750  CDW Computer Centers, Inc.*               80,588
       940  Claire's Stores, Inc.                     11,365
     2,700  Clayton Homes, Inc.                       37,800
       900  Coach, Inc.*                              25,110
     2,203  Dollar Tree Stores, Inc.*                 49,490
       900  Emmis Communications Corporation*         12,195
       900  Entercom Communications
            Corporation*                              30,330
     1,800  Extended Stay America, Inc.*              24,300
       895  Federal Signal Corporation                18,133
     1,000  Furniture Brands International, Inc.*     24,010
     1,500  Gentex Corporation*                       35,700
       580  GTECH Holdings Corporation*               23,142
     1,290  Harte-Hanks, Inc.                         30,057
     2,140  Hispanic Broadcasting Corporation*        35,866
     1,055  International Speedway Corporation        39,162
     2,455  Jones Apparel Group, Inc.*                67,758
       745  Lancaster Colony Corporation              23,214
       565  Lands' End, Inc.*                         18,103
     1,275  Lear Corporation*                         39,143
       860  Lee Enterprises, Inc.                     29,627
     1,300  Lennar Corporation                        47,138
       700  Longs Drug Stores Corporation             15,939
     1,000  Macrovision Corporation*                  24,610
     1,475  Mandalay Resort Group*                    24,337
       435  Media General, Inc.                       18,096
       640  Modine Manufacturing Company              13,280
     1,020  Mohawk Industries, Inc.*                  44,064
       925  Neiman Marcus Group, Inc.*                24,651
     1,545  Outback Steakhouse, Inc.*                 44,573
       450  Papa John's International, Inc.*          12,537
     5,920  Park Place Entertainment Corporation*     42,387
       475  Payless ShoeSource, Inc.*                 25,104
     2,015  Reader's Digest Association, Inc.         35,666
     1,660  Ross Stores, Inc.                         51,958
     2,835  Saks, Inc.*                               19,278
       710  Scholastic Corporation*                   31,737
     1,770  Six Flags, Inc.*                          20,886
       520  Superior Industries International, Inc.   17,181
     1,005  Unifi, Inc.*                               7,588
     1,400  United Rentals, Inc.*                     25,550
       550  Universal Corporation                     17,787
       260  Washington Post Company                  132,730
     2,160  Westwood One, Inc.*                       51,386
     1,085  Williams-Sonoma, Inc.*                    28,101
            Total Consumer Cyclicals               1,896,528
--------------------------------------------------------------------------------------------------------------------------

Consumer Staples (4.0%)
       810  Church & Dwight Company, Inc.             21,060
       720  Dean Foods Company                        32,292
     1,905  Dial Corporation                          31,775
     1,080  Dole Food Company, Inc.                  $21,989
       620  Dreyer's Grand Ice Cream, Inc.            20,274
     2,725  Hormel Foods Corporation                  65,400
       970  Interstate Bakeries Corporation           22,863
       530  J.M. Smucker Company                      17,728
       540  Lance, Inc.                                7,209
     1,410  McCormick & Company, Inc.                 61,701
     3,110  PepsiAmericas, Inc.                       40,554
     2,040  R.J. Reynolds Tobacco Holdings, Inc.     114,322
       880  Ruddick Corporation                       13,420
       910  Sensient Technologies Corporation         14,797
       575  Suiza Foods Corporation*                  33,908
     1,021  Toostie Roll Industries, Inc.             37,430
     6,892  Tyson Foods, Inc.                         67,473
            Total Consumer Staples                   624,195
--------------------------------------------------------------------------------------------------------------------------

Energy (6.5%)
     3,240  BJ Services Company*                      82,912
     1,100  Cooper Cameron Corporation*               42,900
     2,780  ENSCO International, Inc.                 55,044
     1,300  Equitable Resources, Inc.                 42,783
     1,000  Forest Oil Corporation*                   27,400
     3,495  Global Marine, Inc.*                      56,269
     2,130  Grant Prideco, Inc.*                      19,362
     1,210  Hanover Compressor Company*               33,372
     1,025  Helmerich & Payne, Inc.                   31,088
       885  Murphy Oil Corporation                    70,357
     1,600  National-Oilwell, Inc.*                   29,632
     1,190  Noble Affiliates, Inc.                    43,994
     3,335  Ocean Energy, Inc.                        60,864
     1,570  Pennzoil-Quaker State Company             18,416
     1,960  Pioneer Natural Resources Company*        33,340
     2,600  Pride International, Inc.*                33,436
     1,025  Smith International, Inc.*                48,482
     1,180  Tidewater, Inc.                           35,660
     1,245  Ultramar Diamond Shamrock
            Corporation                               62,312
     1,280  Valero Energy Corporation                 48,128
     1,855  Varco International, Inc.*                27,825
     2,330  Weatherford International, Inc.*          79,756
       700  Western Gas Resources, Inc.               22,554
            Total Energy                           1,005,886
--------------------------------------------------------------------------------------------------------------------------

Financials (18.4%)
     1,575  A.G. Edwards, Inc.                        62,276
     1,065  Allmerica Financial Corporation           41,535
     1,300  American Financial Group, Inc.            28,769
     1,600  AmeriCredit Corporation*                  24,800
     1,600  Arthur J. Gallagher & Company             58,464
     1,315  Associated Banc-Corp                      45,262
       965  Astoria Financial Corporation             50,267
     3,100  Banknorth Group, Inc.                     67,983
     1,010  City National Corporation                 41,410
     2,200  Colonial Bancgroup, Inc.                  27,720
     2,575  Compass Bancshares, Inc.                  64,452
     2,350  Dime Bancorp, Inc.                        79,618
     7,390  E*TRADE Group, Inc.*                      48,257
     1,400  Eaton Vance Corporation                   39,340
       905  Everest Re Group, Ltd.                    60,499
     1,700  Fidelity National Financial, Inc.         39,117
     2,620  First Tennessee National Corporation      90,521
       925  First Virginia Banks, Inc.                41,792
     1,670  FirstMerit Corporation                    38,544
     2,700  Golden State Bancorp, Inc.                68,472
       800  Greater Bay Bancorp                       18,232
     2,025  GreenPoint Financial Corporation          64,901
     1,200  HCC Insurance Holdings, Inc.              32,988
     3,075  Hibernia Corporation                      46,740
       830  Horace Mann Educators Corporation         15,729
     1,100  Hospitality Properties Trust              27,291
     1,200  Independence Community Bank
            Corporation                               29,184
     1,200  IndyMac Bancorp, Inc.*                    30,816
       700  Investors Financial Services Corporation  37,030
     1,100  LaBranche & Company, Inc.*                31,779
     1,295  Legg Mason, Inc.                          54,532
     1,100  Leucadia National Corporation             31,878
     2,000  M&T Bank Corporation                     131,000
     2,115  Marshall & Ilsley Corporation            124,024
     1,390  Mercantile Bankshares Corporation         53,126
     1,300  Metris Companies, Inc.                    21,073
     1,000  MONY Group, Inc.                          30,170
     4,144  National Commerce Financial
            Corporation                               94,276
     1,500  Neuberger Berman, Inc.                    52,320
     1,700  New Plan Excel Realty Trust               30,226
     2,100  New York Community Bancorp, Inc.          52,647
     3,215  North Fork Bancorporation, Inc.           89,698
     1,115  Ohio Casualty Corporation                 17,004
     2,385  Old Republic International Corporation    60,507
     1,585  Pacific Century Financial Corporation     36,931
       885  PMI Group, Inc.                           49,073
     1,355  Protective Life Corporation               37,330
       915  Provident Financial Group, Inc.           19,590
     1,900  Radian Group, Inc.                        64,353
     1,800  Roslyn Bancorp, Inc.                      32,670
     2,200  SEI Investments Company                   67,650
     1,000  Silicon Valley Bancshares*                23,440
     4,880  Sovereign Bancorp, Inc.                   48,312
       600  Stancorp Financial Group                  26,640
     1,610  TCF Financial Corporation                 67,620
     1,315  Unitrin, Inc.                             50,759
     1,600  Waddell & Reed Financial, Inc.            40,784
       970  Webster Financial Corporation             29,439
       725  Westamerica Bancorporation                26,492
       685  Wilmington Trust Corporation              38,908
            Total Financials                       2,856,260
--------------------------------------------------------------------------------------------------------------------------

Health Care (14.5%)
     2,095  Apogent Technologies, Inc.*               49,065
     1,045  Apria Healthcare Group, Inc.*             24,035
       700  Barr Laboratories, Inc.*                  50,960
     1,210  Beckman Coulter, Inc.                     51,389
     1,100  COR Therapeutics, Inc.*                   24,783
     1,170  Covance, Inc.*                            21,469
     2,300  Cytyc Corporation*                        60,306
     1,055  Dentsply International, Inc.              47,464
     1,200  Edwards Lifesciences Corporation*         30,480
     1,570  Express Scripts, Inc.*                    64,276
     1,950  First Health Group Corporation*           52,650
     4,250  Genzyme Corporation*                     229,287
     1,970  Gilead Sciences, Inc.*                   123,913
     4,860  Health Management Associates, Inc.*       94,721
     2,450  Health Net, Inc.*                         53,777
       900  Henry Schein, Inc.*                       30,375
     1,230  Hillenbrand Industries, Inc.              65,215
     1,570  ICN Pharmaceuticals, Inc.                 38,010
     3,000  IDEC Pharmaceuticals Corporation*        179,940
     1,300  Incyte Genomics, Inc.*                    19,370
     3,950  IVAX Corporation*                         81,173
       800  LifePoint Hospitals, Inc.*                24,944
     2,130  Lincare Holdings, Inc.*                   54,741
     4,340  Millennium Pharmaceuticals, Inc.*        110,496
     2,510  Mylan Laboratories, Inc.                  92,544
     1,885  Omnicare, Inc.                            37,474
     2,000  Oxford Health Plans, Inc.*                47,120
       575  PacifiCare Health Systems, Inc.*           9,522
     1,400  Patterson Dental Company*                 53,200
     1,430  Perrigo Company*                          21,150
     1,700  Protein Design Labs, Inc.*                56,117
     1,900  Quest Diagnostics, Inc.*                 124,222
     1,570  Sepracor, Inc.*                           74,481
     1,380  STERIS Corporation*                       30,912
     1,400  Triad Hospitals, Inc.*                    37,660
       745  Trigon Healthcare, Inc.*                  45,736
     1,500  Vertex Pharmaceuticals, Inc.*             36,750
     1,050  VISX, Inc.*                               12,337
            Total Health Care                      2,262,064
--------------------------------------------------------------------------------------------------------------------------

Information Technology (18.7%)
     6,700  3Com Corporation*                         27,738
     1,745  Acxiom Corporation*                       20,574
       745  ADTRAN, Inc.*                             17,284
     1,600  Advanced Fibre Communications, Inc.*      29,808
       700  Advent Software, Inc.                     26,999
     1,225  Affiliated Computer Services, Inc.*      107,861
     1,925  Arrow Electronics, Inc.*                  47,066
     5,715  Ascential Software Corporation*           21,603
     9,290  Atmel Corporation*                        73,855
     2,360  Avnet, Inc.                               48,687
       800  Avocent Corporation*                      14,928
       517  Cabot Microelectonics Corporation*        34,267
     4,980  Cadence Design Systems, Inc.*            105,277
     2,900  Ceridian Corporation*                     47,821
     1,465  Cirrus Logic, Inc.*                       16,305
     1,000  CommScope, Inc.*                          19,550
     1,100  Credence Systems Corporation*             14,960
     2,540  Cypress Semiconductor Corporation*        50,165
     1,490  Diebold, Inc.                             54,087
       500  DSP Group Inc.*                           10,500
     2,710  Electronic Arts, Inc.*                   139,457
     3,700  Enterasys Networks, Inc.*                 29,452
       600  FEIC Company*                             16,188
     1,660  Gartner, Inc., Class B*                   14,774
     1,295  Harris Corporation                        44,393
       700  Imation Corporation*                      14,679
       700  InFocus Corporation*                      13,552
     2,105  Integrated Device Technology, Inc.*       58,624
     1,300  International Rectifier Corporation*      45,643
       675  Investment Technology Group, Inc.*        43,477
     1,800  Jack Henry & Associates, Inc.             44,388
     1,315  Keane, Inc.*                              18,620
     1,700  KEMET Corporation*                        30,396
     2,400  Lam Research Corporation*                 45,504
     2,100  Lattice Semiconductor Corporation*        36,750
     1,730  Legato Systems, Inc.*                     14,515
       900  LTX Corporation*                          14,814
     1,100  Macromedia, Inc.*                         16,456
     1,250  Mentor Graphics Corporation*              23,700
     1,800  Micrel, Inc.*                             45,270
     2,640  Microchip Technology, Inc.*               82,421
       700  MIPS Technologies, Inc., Class B*          6,111
     1,000  National Instruments Corporation*         28,810
     2,695  Network Associates, Inc.*                 51,744
       700  Newport Corporation                       10,913
     2,860  NVIDIA Corporation*                      122,580
     1,000  Plantronics, Inc.*                        20,780
       800  Plexus Corporation*                       20,000
     1,790  Polycom, Inc.*                            53,664
     1,200  Powerwave Technologies, Inc.*             18,360
     2,980  Quantum Corporation*                      25,121
     4,030  Rational Software Corporation*            52,874
       900  Retek, Inc.*                              18,288
     1,455  Reynolds & Reynolds Company               34,556
     3,200  RF Micro Devices, Inc.*                   65,408
     1,100  RSA Security, Inc.*                       13,244
     1,300  SanDisk Corporation*                      14,222
     2,935  SCI Systems, Inc.*                        59,610
     1,400  Semtech Corporation*                      52,850
     2,060  Storage Technology Corporation*           38,666
     5,410  SunGard Data Systems, Inc.*              136,332
     2,000  Sybase, Inc.*                             27,200
       740  Sykes Enterprises, Inc.*                   7,134
     1,510  Symantec Corporation*                     83,035
     1,200  Synopsys, Inc.*                           56,400
     1,145  Tech Data Corporation*                    48,880
     1,200  Titan Corporation*                        31,356
       685  Transaction Systems Architects, Inc.*      6,658
     1,700  TranSwitch Corporation*                    5,627
     2,515  TriQuint Semiconductor, Inc.*             44,465
     2,695  Vishay Intertechnology, Inc.*             50,855
     2,670  Waters Corporation*                       94,758
     1,500  Wind River Systems, Inc.*                 21,510
            Total Information Technology           2,904,419
--------------------------------------------------------------------------------------------------------------------------

Utilities (7.2%)
     1,085  AGL Resources, Inc.                       22,405
     1,630  ALLETE, Inc.                              35,860
     1,575  Alliant Energy Corporation                46,305
     2,030  American Water Works Company, Inc.        82,418
       470  Black Hills Corporation                   12,906
       860  Cleco Corporation                         17,295
     1,795  Conectiv                                  42,362
       925  Covanta Energy Corporation*               12,043
     2,545  DPL, Inc.                                 58,535
     1,050  DQE, Inc.                                 19,635
     2,265  Energy East Corporation                   42,627
     1,230  Great Plains Energy, Inc.                 29,348
       685  Hawaiian Electric Industries, Inc.        25,496
       725  IDACORP, Inc.                             27,550
     1,400  MDU Resources Group, Inc.                 34,034
     2,050  Montana Power Company*                    12,218
     1,570  National Fuel Gas Company                 36,754
     2,825  Northeast Utilities                       49,861
     1,115  NSTAR                                     45,849
     1,565  OGE Energy Corporation                    33,898
     1,200  ONEOK, Inc.                               20,664
     2,115  Potomac Electric Power Company            45,282
       730  Public Service Company of
            New Mexico                                17,885
     1,725  Puget Energy, Inc.                        32,896
     1,605  Questar Corporation                       35,310
     2,090  SCANA Corporation                         53,817
     1,970  Sierra Pacific Resources                  28,585
     2,295  UtiliCorp United, Inc.                    68,001
     1,340  Vectren Corporation                       28,314
     1,400  Western Resources, Inc.                   22,932
       880  WGL Holdings, Inc.                        23,813
     2,310  Wisconsin Energy Corporation              51,305
            Total Utilities                        1,116,203
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
            Total Common Stocks
            (cost basis $16,448,882)              15,377,620
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
            Total Investments  (99.0%)
            (cost basis $16,448,882)              15,377,620
--------------------------------------------------------------------------------------------------------------------------

            Other Assets, Less Liabilities  (1.0%)   154,750

            Net Assets: (100.0%)                 $15,532,370

* Non-income producing security.

           See page 34 for a complete discussion of investment terms.
 The accompanying notes to the financial statements are an integral part of this schedule.

                        THE AAL LARGE COMPANY INDEX FUND
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

    Shares  Common Stocks (98.8%)              Market Value
==========================================================================================================================

Basic Materials (2.6%)
     1,400  Air Products and Chemicals, Inc.         $56,056
     2,000  Alcan, Inc.                               61,100
     5,324  Alcoa, Inc.                              171,805
       400  Allegheny Technologies, Inc.               5,920
       200  Ball Corporation                          12,308
     2,400  Barrick Gold Corporation                  37,416
       300  Bemis Company, Inc.                       12,981
       300  Boise Cascade Corporation                  8,568
     5,483  Dow Chemical Company                     182,310
     6,400  E.I. du Pont de Nemours and Company      255,936
       500  Eastman Chemical Company                  17,155
       800  Ecolab, Inc.                              28,144
       800  Engelhard Corporation                     20,944
       200  FMC Corporation*                           9,492
       800  Freeport-McMoRan Copper &
            Gold, Inc., Class B*                       8,880
     1,405  Georgia-Pacific Group                     39,003
       300  Great Lakes Chemical Corporation           6,363
       600  Hercules, Inc.*                            4,536
     1,600  Homestake Mining Company*                 13,120
     1,100  Inco, Ltd.*                               15,004
       600  International Flavors and
            Fragrances, Inc.                          17,106
     3,012  International Paper Company              107,830
       600  Louisiana-Pacific Corporation              4,320
       600  Mead Corporation                          16,104
     1,200  Newmont Mining Corporation                27,840
       500  Nucor Corporation                         20,650
       900  Pactiv Corporation*                       14,580
       500  Phelps Dodge Corporation                  14,500
     2,000  Placer Dome, Inc.                         22,820
     1,000  PPG Industries, Inc.                      48,830
     1,000  Praxair, Inc.                             47,180
     1,300  Rohm and Haas Company                     42,211
       500  Sealed Air Corporation*                   20,020
       500  Sigma-Aldrich Corporation                 18,760
       300  Temple-Inland, Inc.                       14,997
       500  USX-U.S. Steel Group                       7,195
       600  Vulcan Materials Company                  24,942
       600  Westvaco Corporation                      14,730
     1,300  Weyerhaeuser Company                      64,883
       200  Willamette Industries, Inc.                9,370
       500  Worthington Industries, Inc.              $6,500
            Total Basic Materials                  1,532,409
--------------------------------------------------------------------------------------------------------------------------

Capital Goods (10.6%)
     1,200  Allied Waste Industries, Inc.*            11,904
     1,100  American Power Conversion
            Corporation*                              14,157
       900  AMR Corporation*                          16,380
     3,800  Automatic Data Processing, Inc.          196,308
       700  Avery Dennison Corporation                32,410
     5,400  Boeing Company                           176,040
     2,400  Burlington Northern Santa Fe
            Corporation                               64,488
     2,100  Caterpillar, Inc.                         93,912
     5,900  Cendant Corporation*                      76,464
     1,000  Cintas Corporation*                       40,420
     2,900  Concord EFS, Inc.*                        79,373
     1,000  Convergys Corporation*                    28,100
       600  Cooper Industries, Inc.                   23,220
       300  Crane Company                              6,144
     1,300  CSX Corporation                           43,810
       300  Cummins, Inc.                              9,393
       900  Danaher Corporation                       50,166
     1,400  Deere & Company                           51,786
       700  Delta Air Lines, Inc.                     16,002
       400  Deluxe Corporation                        14,000
     1,200  Dover Corporation                         39,540
       400  Eaton Corporation                         26,176
     2,600  Emerson Electric Company                 127,452
       900  Equifax, Inc.                             20,124
     1,900  FedEx Corporation*                        78,052
     2,400  First Data Corporation                   162,168
     1,150  Fiserv, Inc.*                             42,768
       500  Fluor Corporation                         18,610
     1,300  General Dynamics Corporation             106,080
    60,900  General Electric Company               2,217,369
     1,100  Genuine Parts Company                     35,750
       600  Goodrich Corporation                      12,810
     1,100  H&R Block, Inc.                           37,488
     5,000  Honeywell International, Inc.            147,750
     1,900  Illinois Tool Works, Inc.                108,680
     1,800  IMS Health, Inc.                          38,466
     1,000  Ingersoll-Rand Company                    37,300
       600  ITT Industries, Inc.                     $28,854
     2,700  Lockheed Martin Corporation              131,679
     2,800  Masco Corporation                         55,524
       300  McDermott International, Inc.*             3,180
     2,500  Minnesota Mining and Manufacturing
            Company                                  260,950
     1,225  Molex, Inc.                               35,439
       200  National Service Industries, Inc.          3,548
       400  Navistar International Corporation        12,000
     2,300  Norfolk Southern Corporation              38,525
       600  Northrop Grumman Corporation              59,970
       500  PACCAR, Inc.                              26,410
       700  Pall Corporation                          14,210
       700  Parker Hannifin Corporation               25,130
     2,250  Paychex, Inc.                             72,135
     1,500  Pitney Bowes, Inc.                        54,990
       400  Power-One, Inc.*                           3,164
       700  R.R. Donnelley & Sons Company             17,850
     2,400  Raytheon Company                          77,400
     1,000  Robert Half International, Inc.*          20,630
     1,100  Rockwell Collins                          14,850
     1,100  Rockwell International Corporation        15,158
       300  Ryder System, Inc.                         5,610
       772  Sabre, Inc.*                              20,304
     4,650  Southwest Airlines Company                73,935
       900  Textron, Inc.                             28,485
       300  Thomas & Betts Corporation                 5,448
    11,907  Tyco International, Ltd.                 585,110
     1,500  Union Pacific Corporation                 78,015
     2,900  United Technologies Corporation          156,281
       400  US Airways Group, Inc.*                    1,844
       600  W.W. Grainger, Inc.                       25,980
     3,800  Waste Management, Inc.                    93,100
            Total Capital Goods                    6,346,768
--------------------------------------------------------------------------------------------------------------------------

Communication Services (5.6%)
     1,900  ALLTEL Corporation                       108,566
    21,153  AT&T Corporation                         322,583
    15,455  AT&T Wireless Services, Inc.*            223,170
    11,500  BellSouth Corporation                    425,500
       900  CenturyTel, Inc.                          28,440
     1,700  Citizens Communications Company*          15,113
     4,600  Nextel Communications, Inc.*              36,570
    10,175  Qwest Communications International,
            Inc.                                     131,767
    20,700  SBC Communications, Inc.                 788,877
     5,400  Sprint FON Group                         108,000
     5,700  Sprint PCS Group*                        127,110
    16,584  Verizon Communications, Inc.             826,049
    17,700  WorldCom Group*                         $238,065
            Total Communication Services           3,379,810
--------------------------------------------------------------------------------------------------------------------------

Consumer Cyclicals (12.1%)
       300  American Greetings Corporation             4,206
    27,200  AOL Time Warner, Inc.*                   848,912
       700  AutoZone, Inc.*                           40,971
     1,800  Bed Bath & Beyond, Inc.*                  45,108
     1,300  Best Buy Company, Inc.*                   71,370
       600  Big Lots, Inc.                             4,380
       500  Black & Decker Corporation                16,545
       500  Brunswick Corporation                      8,945
     3,600  Carnival Corporation                      78,408
       400  Centex Corporation                        15,304
     1,200  Circuit City Group                        16,464
     3,600  Clear Channel Communications, Inc.*      137,232
     5,800  Comcast Corporation*                     207,872
       400  Cooper Tire & Rubber Company               5,284
     2,800  Costco Wholesale Corporation*            105,924
       900  Dana Corporation                           9,675
       700  Darden Restaurants, Inc.                  22,414
     3,400  Delphi Automotive Systems
            Corporation                               39,474
       500  Dillard's, Inc.                            6,475
     2,025  Dollar General Corporation                28,937
       500  Dow Jones & Company, Inc.                 22,500
     1,800  Eastman Kodak Company                     46,026
     1,000  Family Dollar Stores, Inc.                28,860
     1,200  Federated Department Stores, Inc.*        38,388
    11,200  Ford Motor Company                       179,760
       900  Fortune Brands, Inc.                      33,165
     1,600  Gannett Company, Inc.                    101,120
     5,200  Gap, Inc.                                 67,964
     3,400  General Motors Corporation               140,488
       900  Goodyear Tire & Rubber Company            16,767
     1,900  Harley-Davidson, Inc.                     85,994
       700  Harrah's Entertainment, Inc.*             20,391
     1,000  Hasbro, Inc.                              16,570
     2,200  Hilton Hotels Corporation                 18,832
    14,300  Home Depot, Inc.                         546,689
       500  International Game Technology*            25,525
     2,300  Interpublic Group of Companies, Inc.      51,635
     1,600  J.C. Penney Company, Inc.                 34,752
       600  Johnson Controls, Inc.                    43,392
       300  Kaufman and Broad Home Corporation         8,865
     3,000  Kmart Corporation*                        18,390
       500  Knight Ridder, Inc.                       28,125
     2,100  Kohl's Corporation*                      116,781
     1,200  Leggett & Platt, Inc.                     26,004
     2,600  Limited, Inc.                             28,990
       300  Liz Claiborne, Inc.                      $13,650
     4,700  Lowe's Companies, Inc.                   160,270
     1,500  Marriott International, Inc.              46,995
     2,600  Mattel, Inc.*                             49,218
     1,800  May Department Stores Company             56,610
       500  Maytag Corporation                        13,940
     7,900  McDonald's Corporation*                  205,953
     1,200  McGraw-Hill Companies, Inc.               63,096
       300  Meredith Corporation                       9,900
     1,000  New York Times Company                    41,250
     1,600  Newell Rubbermaid, Inc.                   44,224
     1,700  NIKE, Inc.                                83,912
       800  Nordstrom, Inc.                           11,280
     1,800  Office Depot, Inc.*                       24,480
     1,200  Omnicom Group, Inc.                       92,136
       400  Pulte Homes, Inc.                         13,000
     1,100  RadioShack Corporation                    27,489
       300  Reebok International, Ltd.*                6,228
     2,000  Sears, Roebuck and Company                77,540
       900  Sherwin-Williams Company                  21,924
       300  Snap-On, Inc.                              8,028
       500  Stanley Works                             19,160
     2,700  Staples, Inc.*                            39,366
     2,300  Starbucks Corporation*                    39,376
     1,200  Starwood Hotels & Resorts
            Worldwide, Inc.                           26,448
     5,500  Target Corporation                       171,325
       900  Tiffany & Company                         21,051
     1,700  TJX Companies, Inc.                       57,460
       700  TMP Worldwide, Inc.*                      20,895
     1,200  Toys "R" Us, Inc.*                        22,800
     1,800  Tribune Company                           54,360
       900  Tricon Global Restaurants, Inc.*          45,531
       800  TRW, Inc.                                 27,032
       300  Tupperware Corporation                     6,117
     1,300  Univision Communications, Inc.*           32,500
       700  VF Corporation                            23,254
    10,944  Viacom, Inc., Class B*                   399,565
       753  Visteon Corporation                        8,961
    27,400  Wal-Mart Stores, Inc.                  1,408,360
    12,800  Walt Disney Company*                     237,952
       700  Wendy's International, Inc.               18,410
       400  Whirlpool Corporation                     23,608
            Total Consumer Cyclicals               7,234,527
--------------------------------------------------------------------------------------------------------------------------

Consumer Staples (8.8%)
       200  Adolph Coors Company                       9,950
       400  Alberto-Culver Company                    16,900
     2,500  Albertson's, Inc.                         79,775
     5,500  Anheuser-Busch Companies, Inc.           229,130
     4,038  Archer Daniels Midland Company            56,249
     1,500  Avon Products, Inc.                       70,245
       400  Brown-Foreman Corporation, Class B        23,776
     2,400  Campbell Soup Company                     67,776
     1,500  Clorox Company                            53,550
    15,300  Coca-Cola Company                        732,564
     2,700  Coca-Cola Enterprises, Inc.               49,545
     3,500  Colgate-Palmolive Company                201,320
     3,300  ConAgra Foods, Inc.                       75,570
     2,400  CVS Corporation                           57,360
     1,800  General Mills, Inc.                       82,656
     6,500  Gillette Company                         202,085
     2,100  H.J. Heinz Company                        89,124
       900  Hershey Foods Corporation                 57,357
     2,500  Kellogg Company                           76,250
     3,300  Kimberly-Clark Corporation               183,183
     5,000  Kroger Company*                          122,300
       900  Pepsi Bottling Group, Inc.                41,832
    10,890  PepsiCo, Inc.                            530,452
    13,500  Philip Morris Companies, Inc.            631,800
     8,000  Procter & Gamble Company                 590,240
     1,900  Ralston Purina Company                    62,301
     3,100  Safeway, Inc.*                           129,115
     4,800  Sara Lee Corporation                     106,992
       800  SUPERVALU, Inc.                           17,072
     4,100  Sysco Corporation                         98,851
     3,500  Unilever N.V.                            181,930
     1,000  UST, Inc.                                 33,610
     6,200  Walgreen Company                         200,756
       800  Winn-Dixie Stores, Inc.                    8,848
     1,400  Wm. Wrigley Jr. Company                   70,070
            Total Consumer Staples                 5,240,534
--------------------------------------------------------------------------------------------------------------------------

Energy (6.8%)
       600  Amerada Hess Corporation                  35,250
     1,527  Anadarko Petroleum Corporation            87,115
       800  Apache Corporation                        41,280
       400  Ashland, Inc.                             16,104
     2,100  Baker Hughes, Inc.                        75,243
     1,300  Burlington Resources, Inc.                48,425
     6,610  ChevronTexaco Corporation                585,316
     3,800  Conoco, Inc.                              97,660
       800  Devon Energy Corporation                  30,640
       700  EOG Resources, Inc.                       24,759
    42,300  Exxon Mobil Corporation                1,668,735
     2,600  Halliburton Company                       64,194
       600  Kerr-McGee Corporation                    34,560
       900  Nabors Industries, Inc.*                  27,666
       800  Noble Drilling Corporation*               24,440
     2,300  Occidental Petroleum Corporation          58,236
     2,320  Phillips Petroleum Company               126,231
       500  Rowan Companies, Inc.*                     8,445
    13,200  Royal Dutch Petroleum
            Company ADR                              666,732
     3,500  Schlumberger, Ltd.                       169,470
       500  Sunoco, Inc.                              18,715
     1,900  Transocean Sedco Forex, Inc.              57,285
     1,500  Unocal Corporation                        48,300
     1,900  USX-Marathon Group                        52,421
            Total Energy                           4,067,222
--------------------------------------------------------------------------------------------------------------------------

Financials (17.6%)
     3,200  AFLAC, Inc.                               78,272
     4,400  Allstate Corporation                     138,072
       700  Ambac Financial Group, Inc.               33,600
     8,100  American Express Company                 238,383
    16,094  American International Group, Inc.     1,264,988
     2,200  AmSouth Bancorporation                    38,038
     1,600  Aon Corporation                           60,864
     9,900  Bank of America Corporation              584,001
     4,500  Bank of New York Company, Inc.           153,045
     7,100  BANK ONE Corporation                     235,649
     2,700  BB&T Corporation                          86,670
       700  Bear Stearns Companies, Inc.              37,800
     1,300  Capital One Financial Corporation         53,703
     8,500  Charles Schwab Corporation               109,480
     1,346  Charter One Financial, Inc.               36,679
     1,100  Chubb Corporation                         75,130
     1,000  Cincinnati Financial Corporation          37,200
    30,906  Citigroup, Inc.                        1,406,841
     1,100  Comerica, Inc.                            50,699
     2,000  Conseco, Inc.*                             5,980
       700  Countrywide Credit Industries, Inc.       27,951
     2,500  Equity Office Properties Trust            71,250
     6,200  Fannie Mae                               501,952
     3,583  Fifth Third Bancorp                      202,153
     6,608  FleetBoston Financial Corporation        217,139
     1,600  Franklin Resources, Inc.                  51,360
     4,300  Freddie Mac                              291,626
     1,000  Golden West Financial Corporation         48,600
     1,500  Hartford Financial Services Group, Inc.   81,000
     2,900  Household International, Inc.            151,670
     1,540  Huntington Bancshares, Inc.               23,762
    12,130  J.P. Morgan Chase & Company              428,917
       950  Jefferson-Pilot Corporation               39,282
     1,900  John Hancock Financial Services, Inc.     64,752
     2,600  KeyCorp                                   55,276
     1,500  Lehman Brothers Holdings, Inc.            93,690
     1,200  Lincoln National Corporation             $50,820
     1,200  Loews Corporation                         60,960
     1,700  Marsh & McLennan Companies, Inc.         164,475
       950  MBIA, Inc.                                43,757
     5,200  MBNA Corporation                         143,572
     2,900  Mellon Financial Corporation              97,440
     5,200  Merrill Lynch & Company, Inc.            227,292
     4,600  MetLife, Inc.*                           123,740
       700  MGIC Investment Corporation               36,218
     1,000  Moody's Corporation                       34,720
     6,800  Morgan Stanley Dean
            Witter & Company                         332,656
     3,700  National City Corporation                 97,680
     1,400  Northern Trust Corporation                70,686
     1,800  PNC Financial Services Group, Inc.        98,820
       500  Progressive Corporation                   69,355
     1,700  Providian Financial Corporation            6,613
     1,400  Regions Financial Corporation             37,674
       800  SAFECO Corporation                        24,672
     2,100  SouthTrust Corporation                    47,586
     1,300  St. Paul Companies, Inc.                  59,670
     2,000  State Street Corporation                  91,080
     1,300  Stilwell Financial, Inc.                  26,143
     1,800  SunTrust Banks, Inc.                     107,748
     1,800  Synovus Financial Corporation             41,436
       700  T. Rowe Price Group, Inc.                 19,432
       800  Torchmark Corporation                     29,624
    11,624  U.S. Bancorp                             206,675
       800  Union Planters Corporation                32,400
     1,500  UNUMProvident                             33,645
     1,000  USA Education, Inc.                       81,560
     8,600  Wachovia Corporation                     245,960
     5,400  Washington Mutual, Inc.                  163,026
    10,500  Wells Fargo & Company                    414,750
       800  XL Capital, Ltd.                          69,488
       600  Zions Bancorporation                      28,752
            Total Financials                      10,495,599
--------------------------------------------------------------------------------------------------------------------------

Health Care (15.1%)
     9,500  Abbott Laboratories                      503,310
       900  Aetna, Inc.*                              24,876
       800  Allergan, Inc.                            57,432
     8,100  American Home Products Corporation       452,223
       700  AmeriSource Health Corporation*           44,492
     6,400  Amgen, Inc.*                             363,648
     1,300  Applera Corporation                       37,934
       300  Bausch & Lomb, Inc.                        9,768
     3,600  Baxter International, Inc.*              174,132
     1,600  Becton, Dickinson and Company             57,280
       900  Biogen, Inc.*                             49,500
     1,675  Biomet, Inc.                              51,087
     2,400  Boston Scientific Corporation*            54,576
    11,900  Bristol-Myers Squibb Company             636,055
       300  C.R. Bard, Inc.                           16,470
     2,750  Cardinal Health, Inc.                    184,552
     1,200  Chiron Corporation*                       64,584
       900  CIGNA Corporation                         65,610
     6,900  Eli Lilly and Company                    527,850
     1,100  Forest Laboratories, Inc.*                81,818
     1,900  Guidant Corporation*                      78,869
     3,300  HCA - The Healthcare Company             130,878
     2,300  HEALTHSOUTH Corporation*                  29,946
     1,000  Humana, Inc.*                             11,550
     3,200  Immunex Corporation*                      76,448
    18,588  Johnson & Johnson                      1,076,431
     1,433  King Pharmaceuticals, Inc.*               55,873
       600  Manor Care, Inc.*                         14,016
     1,700  McKesson Corporation                      62,883
     1,300  MedImmune, Inc.*                          51,012
     7,400  Medtronic, Inc.                          298,220
    14,100  Merck & Company, Inc.                    899,721
    38,700  Pfizer, Inc.                           1,621,530
     7,957  Pharmacia Corporation                    322,418
       700  Quintiles Transnational Corporation*      11,102
     9,000  Schering-Plough Corporation              334,620
       600  St. Jude Medical, Inc.*                   42,600
     1,200  Stryker Corporation*                      67,488
     2,000  Tenet Healthcare Corporation*            115,040
     2,000  UnitedHealth Group, Inc.*                131,500
       700  Watson Pharmaceuticals, Inc.*             33,376
       400  WellPoint Health Networks, Inc.*          44,636
     1,170  Zimmer Holdings, Inc.*                    36,165
            Total Health Care                      9,003,519
--------------------------------------------------------------------------------------------------------------------------

Information Technology (16.2%)
     4,700  ADC Telecommunications, Inc.*             21,385
     1,500  Adobe Systems, Inc.                       39,600
     2,100  Advanced Micro Devices, Inc.*             20,664
     2,777  Agilent Technologies, Inc.*               61,844
     2,300  Altera Corporation*                       46,460
     2,200  Analog Devices, Inc.*                     83,600
       500  Andrew Corporation*                        9,085
     2,100  Apple Computer, Inc.*                     36,876
     5,000  Applied Materials, Inc.*                 170,550
     1,800  Applied Micro Circuits Corporation*       19,854
       300  Autodesk, Inc.                             9,966
     1,716  Avaya, Inc.*                              15,324
     1,400  BMC Software, Inc.*                       21,098
     1,600  Broadcom Corporation*                     55,056
     2,000  CIENA Corporation*                        32,520
    44,900  Cisco Systems, Inc.*                     759,708
     1,100  Citrix Systems, Inc.*                     25,740
    10,300  Compaq Computer Corporation               90,125
     3,500  Computer Associates International, Inc.  108,220
     1,000  Computer Sciences Corporation*            35,910
     2,200  Compuware Corporation*                    22,616
     1,100  Comverse Technology, Inc.*                20,691
     1,500  Conexant Systems, Inc.*                   15,225
     5,700  Corning, Inc.                             45,942
    15,900  Dell Computer Corporation*               381,282
     2,900  Electronic Data Systems Corporation      186,673
    13,500  EMC Corporation*                         166,320
     1,900  Gateway, Inc.*                            10,735
    11,900  Hewlett-Packard Company                  200,277
    41,200  Intel Corporation                      1,006,104
    10,700  International Business Machines
            Corporation                            1,156,349
     1,300  Intuit, Inc.*                             52,286
     1,100  Jabil Circuit, Inc.*                      23,320
     8,000  JDS Uniphase Corporation*                 63,920
     1,100  KLA-Tencor Corporation*                   44,946
       800  Lexmark International, Inc.*              35,800
     2,000  Linear Technology Corporation             77,600
     2,200  LSI Logic Corporation*                    37,290
    20,800  Lucent Technologies, Inc.                139,360
     2,000  Maxim Integrated Products, Inc.*          91,500
       500  Mercury Interactive Corporation*          11,910
     3,600  Micron Technology, Inc.*                  81,936
    33,000  Microsoft Corporation*                 1,918,950
       300  Millipore Corporation                     15,690
    13,471  Motorola, Inc.                           220,520
     1,000  National Semiconductor Corporation*       25,980
       600  NCR Corporation*                          21,270
     1,900  Network Appliance, Inc.*                  25,270
    19,500  Nortel Networks Corporation              113,295
     2,200  Novell, Inc.*                              7,788
       900  Novellus Systems, Inc.*                   29,727
    34,400  Oracle Corporation*                      466,464
     3,400  Palm, Inc.*                                8,364
     1,600  Parametric Technology Corporation*        11,216
     1,800  PeopleSoft, Inc.*                         53,586
       600  PerkinElmer, Inc.                         16,146
     1,000  PMC-Sierra, Inc.*                         16,230
       600  QLogic Corporation*                       23,610
     4,700  QUALCOMM, Inc.*                          230,864
     1,900  Sanmina Corporation*                      28,766
       700  Sapient Corporation*                       3,017
     1,000  Scientific-Atlanta, Inc.                  20,870
     2,700  Siebel Systems, Inc.*                     44,091
     4,000  Solectron Corporation*                    49,200
    19,900  Sun Microsystems, Inc.*                  201,985
     1,350  Symbol Technologies, Inc.                 17,348
       500  Tektronix, Inc.*                           9,850
     2,500  Tellabs, Inc.*                            34,125
     1,000  Teradyne, Inc.*                           23,050
    10,600  Texas Instruments, Inc.                  296,694
     1,100  Thermo Electron Corporation*              23,254
     1,900  Unisys Corporation*                       16,967
     2,400  VERITAS Software Corporation*             68,112
     1,100  Vitesse Semiconductor Corporation*        10,384
     4,200  Xerox Corporation*                        29,400
     2,000  Xilinx, Inc.*                             60,840
     3,400  Yahoo!, Inc.*                             36,992
            Total Information Technology           9,715,582
--------------------------------------------------------------------------------------------------------------------------

Utilities (3.4%)
     3,200  AES Corporation*                          44,320
       800  Allegheny Energy, Inc.                    29,240
       800  Ameren Corporation                        32,080
     1,940  American Electric Power
            Company, Inc.                             81,286
     1,800  Calpine Corporation*                      44,550
     1,000  CINergy Corporation                       30,180
       800  CMS Energy Corporation                    17,208
     1,300  Consolidated Edison, Inc.                 51,337
     1,000  Constellation Energy Group, Inc.          22,370
     1,546  Dominion Resources, Inc.                  94,492
     1,000  DTE Energy Company                        41,690
     4,700  Duke Energy Corporation                  180,527
     2,000  Dynegy, Inc.                              71,800
     1,900  Edison International*                     26,999
     3,115  El Paso Corporation                      152,822
     4,600  Enron Corporation                         63,940
     1,400  Entergy Corporation                       54,390
     1,950  Exelon Corporation                        82,036
     1,400  FirstEnergy Corporation                   48,244
     1,100  FPL Group, Inc.                           58,410
       300  General Public Utilities Corporation      11,895
       800  KeySpan Corporation                       26,544
       700  Kinder Morgan, Inc.                       34,741
     2,096  Mirant Corporation*                       54,496
       900  Niagara Mohawk Holdings, Inc.*            16,128
       300  Nicor, Inc.                               11,667
     1,237  NiSource, Inc.                            29,379
     2,300  Pacific Gas & Electric Company*           41,538
       200  Peoples Energy Corporation                 7,658
       500  Pinnacle West Capital Corporation         21,075
       900  PPL Corporation                           30,735
     1,355  Progress Energy, Inc.                     57,140
       200  Progress Energy, Inc. (CVO)*                   0
     1,300  Public Service Enterprise Group, Inc.     51,168
     1,800  Reliant Energy, Inc.                      50,310
     1,211  Sempra Energy                             28,337
     4,200  Southern Company                         100,380
       800  TECO Energy, Inc.                         20,600
     1,600  TXU Corporation                           73,344
     3,100  Williams Companies, Inc.                  89,497
     2,110  Xcel Energy, Inc.                         59,671
            Total Utilities                        2,044,224
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total Common Stocks
            (cost basis $67,372,987)              59,060,194
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

  Principal                                                                Interest               Maturity           Market
    Amount       Short-Term Investments (1.1%)                              Rate/1/                 Date              Value
==========================================================================================================================
     $678,000    Edison Asset Securitization LLC                            2.556%                11/1/2001          $678,000
--------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Investments
                                                (amortized cost basis $678,000)                                       678,000
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                Total Investments  (99.9%)
                                                (amortized cost basis $68,050,987)                                 59,738,194
--------------------------------------------------------------------------------------------------------------------------

                                                Other Assets, Less Liabilities  (0.1%)                                 45,836

                                                Net Assets: (100.0%)                                              $59,784,030

* Non-income producing security.
/1/The interest rate reflects the discount rate at the date of purchase.

           See page 34 for a complete discussion of investment terms.
 The accompanying notes to the financial statements are an integral part of this schedule.

                             THE AAL BOND INDEX FUND
                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The Fund seeks total returns approximating the total return of the Lehman Aggregate Bond Index by investing primarily in bond and other debt securities that comprise the Index.

   Principal                                                                       Interest       Maturity            Market
     Amount      Long-Term Fixed-Income Investments (98.7%)                          Rate           Date               Value
==========================================================================================================================

Asset Backed Securities (3.4%)
     $500,000    Chase Credit Card Master Trust Series 2001-4, Class A              5.500%       11/17/2008          $525,306
      200,000    Citibank Credit Issuance Trust Series 2001-A6 Class A6             5.650         6/16/2008           210,921
      100,000    Countrywide Asset Backed Certificates Series 2001-1 Class AF2      5.846         7/25/2020           102,631
      125,000    EQCC Home Equity Loan Trust Series 1997-3 Class A7                 6.930         2/15/2029           132,476
      605,000    Ford Credit Auto Owner Trust Series 2001-B Class A4                5.120        10/15/2004           625,109
      100,000    Residential Asset Securities Corporation, Series 2000-KS5,
                 Class AI2                                                          6.935        10/25/2020           103,350
      200,000    Residential Asset Securities Corporation, Series 2001-KS3,
                 Class AI2                                                          4.790        10/25/2019           203,754
                                                Total Asset Backed Securities                                       1,903,547
--------------------------------------------------------------------------------------------------------------------------

Basic Materials (0.7%)
      300,000    International Paper Company                                        6.750          9/1/2011           307,917
      100,000    Praxair, Inc.                                                      6.500          3/1/2008           105,673
                                                Total Basic Materials                                                 413,590
--------------------------------------------------------------------------------------------------------------------------

Capital Goods (1.3%)
      100,000    Boeing Capital Corporation                                         5.650         5/15/2006           102,111
      300,000    Raytheon Company                                                   6.150         11/1/2008           303,025
      300,000    Tyco International Group SA                                        6.875         1/15/2029           299,701
                                                Total Capital Goods                                                   704,837
--------------------------------------------------------------------------------------------------------------------------

Commercial Mortgage Backed Securities (3.0%)
      107,950    Bear Stearns Commercial Mortgage Securities
                 Series 1999-C1 Class A1                                            5.910         2/14/2031           113,191
       94,012    Bear Stearns Commercial Mortgage Securities
                 Series 2000-WF2 Class A1                                           7.110         9/15/2009           102,376
      400,000    CS First Boston Mortgage Securities Corporation
                 Series 1998-C1, Class A1B                                          6.480         5/17/2040           427,065
      100,000    First Union National Bank Commercial Mortgage
                 Trust Pass-Through Certificates Series 1999-C4 Class A2            7.390        11/15/2009           111,702
      367,717    Morgan Stanley Capital, Inc. Series 1998-WF1 Class A1              6.250         7/15/2030           387,906
      100,000    Morgan Stanley Capital, Inc. Series 1998-WF1 Class A2              6.550         3/15/2030           107,473
      310,000    Morgan Stanley Dean Witter Captial I Series 1999-Life Class A2     7.110         4/15/2033           340,968
      100,000    Nationslink Funding Corporation Series 1999-2 Class A3             7.181         6/20/2031           109,419
                                                Total Commercial Mortgage Backed Securities                         1,700,100
--------------------------------------------------------------------------------------------------------------------------

Communications (3.7%)
      300,000    Clear Channel Communications, Inc.                                 7.875         6/15/2005           322,734
      300,000    Lenfest Communications, Inc.                                       7.625         2/15/2008           326,670
      100,000    Qwest Capital Funding, Inc./2/                                     7.625          8/3/2021            98,237
      300,000    Sprint Capital Corporation                                         7.125         1/30/2006           316,988
      300,000    TELUS Corporation                                                  8.000          6/1/2011           327,023
      300,000    Verizon Global Funding Corporation                                 7.750         12/1/2030           338,450
      300,000    WorldCom, Inc.                                                     7.750          4/1/2007           322,363
                                                Total Communications                                                2,052,465
--------------------------------------------------------------------------------------------------------------------------

Consumer Cyclicals (2.3%)
      300,000    AOL Time Warner, Inc.                                              7.625         4/15/2031           314,761
      100,000    Ford Motor Company                                                 7.500          8/1/2026            94,215
      200,000    Ford Motor Company                                                 7.450         7/16/2031           186,998
      300,000    General Motors Acceptance Corporation                              6.125         9/15/2006           298,554
      100,000    Sears, Roebuck & Company                                           6.250         1/15/2004           104,050
      300,000    Target Corporation                                                 5.400         10/1/2008           304,539
                                                Total Consumer Cyclicals                                            1,303,117
--------------------------------------------------------------------------------------------------------------------------

Consumer Noncyclicals (2.3%)
      400,000    ConAgra Foods, Inc.                                                6.000         9/15/2006           416,931
      100,000    Hormel Foods Corporation/2/                                        6.625          6/1/2011           105,286
      100,000    Kroger Company                                                     7.650         4/15/2007           111,903
      300,000    Safeway, Inc.                                                      7.000         9/15/2007           330,247
      300,000    Tenet Healthcare Corporation/2/                                    6.375         12/1/2011           297,892
                                                Total Consumer Noncyclicals                                         1,262,259
--------------------------------------------------------------------------------------------------------------------------

Energy (1.5%)
      400,000    Tosco Corporation                                                  7.250          1/1/2007           435,661
      100,000    Union Oil Company of California                                    6.700        10/15/2007           106,665
      300,000    Union Pacific Resources Group, Inc.                                6.750         5/15/2008           318,553
                                                Total Energy                                                          860,879
--------------------------------------------------------------------------------------------------------------------------

Finance (8.1%)
      300,000    Allstate Corporation                                               7.200         12/1/2009           328,573
      125,000    Avalon Properties, Inc.                                            7.375         9/15/2002           129,496
      200,000    BB&T Corporation                                                   7.250         6/15/2007           219,172
      100,000    BB&T Corporation                                                   6.500          8/1/2011           104,393
      325,000    Cabot Industrial Properties, L.P.                                  7.125          5/1/2004           343,140
      250,000    Camden Property Trust                                              7.000        11/15/2006           266,802
      300,000    Citigroup, Inc.                                                    7.250         10/1/2010           332,693
      242,000    Countrywide Home Loans, Inc.                                       6.250         4/15/2009           247,574
      300,000    First Union National Bank                                          7.800         8/18/2010           338,482
      300,000    Household Finance Corporation                                      7.875          3/1/2007           335,926
      300,000    Lehman Brothers Holdings, Inc.                                     6.250         5/15/2006           313,629
      235,000    Merrill Lynch & Company, Inc.                                      6.000         2/12/2003           243,503
      300,000    Morgan Stanley Dean Witter & Company                               6.100         4/15/2006           315,162
      300,000    Nationsbank Corporation                                            7.250        10/15/2025           321,781
      100,000    Norwest Financial, Inc.                                            7.200          5/1/2007           110,691
      325,000    PNC Funding Corporation                                            6.875         7/15/2007           350,283
      100,000    ProLogis Trust                                                     7.000         10/1/2003           105,062
      100,000    Wellsford Residential Property Trust                               9.375          2/1/2002           101,461
                                                Total Finance                                                       4,507,823
--------------------------------------------------------------------------------------------------------------------------

Non-Corporate (3.5%)
      300,000    Canadian Government                                                6.375        11/30/2004           325,997
      300,000    Inter-American Development Bank                                    5.750         2/26/2008           319,280
      300,000    International Bank for Reconstruction and Development              5.000         3/28/2006           311,869
      100,000    Korea Development Bank                                             7.250         5/15/2006           107,549
      100,000    Province of Ontario                                                5.500         10/1/2008           104,889
      200,000    Province of Quebec                                                 7.500         7/15/2023           228,615
      100,000    Province of Quebec                                                 6.500         1/17/2006           107,913
      100,000    Republic of Italy                                                  7.250          2/7/2005           110,582
      300,000    United Mexican States                                              9.875         1/15/2007           336,450
                                                Total Non-Corporate                                                 1,953,144
--------------------------------------------------------------------------------------------------------------------------

Pass Through Securities (32.7%)
      585,264    Federal Home Loan Mortgage Corporation Gold 15-Yr.
                 Pass Through                                                       6.500          7/1/2016           609,076
      193,008    Federal Home Loan Mortgage Corporation Gold 15-Yr.
                 Pass Through                                                       5.500          5/1/2016           195,735
       53,509    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       8.000         10/1/2029            57,074
       78,204    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.500          4/1/2030            81,895
       96,249    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.500          2/1/2030           100,792
      267,784    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.500          1/1/2030           281,657
    1,153,178    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.500          1/1/2028         1,216,698
    1,000,000    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.000         10/1/2031         1,042,500
      997,290    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.000          9/1/2031         1,039,675
      193,373    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.000          6/1/2031           201,591
      168,432    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.000          2/1/2031           175,669
      176,050    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.000          6/1/2030           183,935
      152,665    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       7.000         12/1/2029           159,503
      218,323    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       6.500          3/1/2031           225,037
      180,622    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       6.500          6/1/2029           186,901
      204,131    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       6.500         11/1/2025           212,108
      216,393    Federal Home Loan Mortgage Corporation Gold 30-Yr.
                 Pass Through                                                       6.000          7/1/2029           220,312
       71,612    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       7.000          3/1/2015            75,353
      220,012    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       7.000          3/1/2015           230,936
      125,729    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       7.000          3/1/2009           132,373
       95,424    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       6.500         11/1/2014            99,376
       74,293    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       6.500         10/1/2013            77,587
      118,240    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       6.500          7/1/2013           123,775
    1,364,100    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       6.000          6/1/2016         1,402,294
      242,012    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       6.000         11/1/2014           250,228
      160,273    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       6.000          1/1/2014           165,714
       85,196    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       6.000          4/1/2013            88,089
       78,541    Federal National Mortgage Association Conventional 15-Yr.
                 Pass Through                                                       5.500          4/1/2014            79,975
       65,090    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       7.500          1/1/2030            68,526
      183,411    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       7.500          8/1/2023           194,513
      164,205    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       7.000         11/1/2029           171,858
      131,211    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       7.000         12/1/2025           137,745
    1,375,157    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.500          6/1/2031         1,417,091
      246,099    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.500          5/1/2031           253,435
    1,388,202    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.500          5/1/2031         1,429,587
       97,448    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.500          8/1/2029           100,579
      482,560    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.500          3/1/2029           498,229
--------------------------------------------------------------------------------------------------------------------------

Pass Through Securities--continued
     $450,456    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.000%         4/1/2031          $456,227
      294,250    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.000          7/1/2029           298,771
       73,323    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.000          3/1/2028            74,449
      229,753    Federal National Mortgage Association Conventional 30-Yr.
                 Pass Through                                                       6.000          6/1/2008           236,099
       64,567    Government National Mortgage Association 30-Yr. Pass Through       8.000         5/15/2030            68,379
       88,080    Government National Mortgage Association 30-Yr. Pass Through       8.500        12/15/2029            93,785
       73,064    Government National Mortgage Association 30-Yr. Pass Through       8.000         7/15/2030            77,378
       57,771    Government National Mortgage Association 30-Yr. Pass Through       8.000        12/15/2029            61,237
      134,668    Government National Mortgage Association 30-Yr. Pass Through       8.000         7/15/2026           143,342
      633,752    Government National Mortgage Association 30-Yr. Pass Through       7.500        11/15/2030           666,635
      135,553    Government National Mortgage Association 30-Yr. Pass Through       7.500        12/15/2029           142,767
       61,385    Government National Mortgage Association 30-Yr. Pass Through       7.500        10/15/2029            64,652
       68,300    Government National Mortgage Association 30-Yr. Pass Through       7.500         9/15/2029            71,935
      186,984    Government National Mortgage Association 30-Yr. Pass Through       7.000         3/15/2031           195,281
      155,164    Government National Mortgage Association 30-Yr. Pass Through       7.000         7/15/2029           162,210
      712,996    Government National Mortgage Association 30-Yr. Pass Through       7.000         8/15/2028           745,563
      699,242    Government National Mortgage Association 30-Yr. Pass Through       6.500         9/15/2031           722,928
      398,718    Government National Mortgage Association 30-Yr. Pass Through       6.500         7/15/2031           412,224
      164,723    Government National Mortgage Association 30-Yr. Pass Through       6.500         6/15/2029           170,271
      198,162    Government National Mortgage Association 30-Yr. Pass Through       6.000         6/15/2031           201,630
                                                Total Pass Through Securities                                      18,253,184
--------------------------------------------------------------------------------------------------------------------------

Technology (0.5%)
      100,000    Compaq Computer Corporation                                        6.200         5/15/2003           102,913
      100,000    International Business Machines Corporation                        5.370         9/22/2003           103,860
      100,000    Nortel Networks, Ltd.                                              6.125         2/15/2006            77,912
                                                Total Technology                                                      284,685
--------------------------------------------------------------------------------------------------------------------------

Transportation (0.4%)
      100,000    Burlington Northern Santa Fe Corporation                           6.125         3/15/2009           103,440
      100,000    Delta Air Lines, Inc.                                              6.619         3/18/2011           102,309
                                                Total Transportation                                                  205,749
--------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities (32.9%)
      200,000    Federal Home Loan Bank                                             7.375         2/13/2015           240,260
      660,000    Federal Home Loan Bank                                             6.900          2/7/2007           745,569
      100,000    Federal Home Loan Bank                                             6.640        12/13/2016           111,624
      150,000    Federal Home Loan Bank                                             6.125         8/15/2003           158,964
      100,000    Federal Home Loan Bank                                             5.925          4/9/2008           108,263
      200,000    Federal Home Loan Bank                                             5.625         2/15/2008           213,297
      800,000    Federal Home Loan Bank                                             5.125         9/15/2003           834,651
      160,000    Federal Home Loan Mortgage Corporation                             7.100         4/10/2007           182,610
      300,000    Federal Home Loan Mortgage Corporation                             6.875         1/15/2005           330,891
      100,000    Federal Home Loan Mortgage Corporation                             6.800         3/19/2007           112,616
      150,000    Federal Home Loan Mortgage Corporation                             5.750         7/15/2003           157,763
      300,000    Federal Home Loan Mortgage Corporation                             5.125        10/15/2008           309,259
      150,000    Federal National Mortgage Association                              6.660          3/5/2007           167,579
      500,000    Federal National Mortgage Association                              6.500         8/15/2004           543,898
      400,000    Federal National Mortgage Association                              6.250          2/1/2011           432,837
      300,000    Federal National Mortgage Association                              6.210          8/6/2038           325,906
      400,000    Federal National Mortgage Association                              5.500          5/2/2006           425,476
      200,000    Federal National Mortgage Association                              5.250         1/15/2009           207,586
      600,000    Federal National Mortgage Association                              4.750        11/14/2003           624,145
      450,000    U.S. Treasury Bonds                                               11.750        11/15/2014           676,969
      450,000    U.S. Treasury Bonds                                                8.750         5/15/2017           636,574
      300,000    U.S. Treasury Bonds                                                8.125         8/15/2021           414,609
      450,000    U.S. Treasury Bonds                                                8.125         5/15/2021           621,140
      400,000    U.S. Treasury Bonds                                                8.125         8/15/2019           546,250
      900,000    U.S. Treasury Bonds                                                6.750         8/15/2026         1,107,772
      800,000    U.S. Treasury Bonds                                                6.250         8/15/2023           920,562
      300,000    U.S. Treasury Bonds                                                6.125        11/15/2027           345,937
      600,000    U.S. Treasury Notes                                               11.875        11/15/2003           710,836
      600,000    U.S. Treasury Notes                                                7.500         2/15/2005           682,429
      600,000    U.S. Treasury Notes                                                7.250         5/15/2004           665,601
      750,000    U.S. Treasury Notes                                                6.750         5/15/2005           838,329
      450,000    U.S. Treasury Notes                                                5.750        11/15/2005           489,797
      600,000    U.S. Treasury Notes                                                5.625         2/15/2006           652,265
      350,000    U.S. Treasury Notes                                                5.500         5/15/2009           381,951
      500,000    U.S. Treasury Notes                                                5.500         5/31/2003           524,980
      500,000    U.S. Treasury Notes                                                5.125        12/31/2002           517,480
      225,000    U.S. Treasury Notes                                                4.750         2/15/2004           235,678
      500,000    U.S. Treasury Notes                                                4.625         5/15/2006           523,125
      600,000    U.S. Treasury Notes                                                4.625         2/28/2003           619,406
                                                Total U.S. Government Securities                                   18,344,884
--------------------------------------------------------------------------------------------------------------------------

Utilities (2.4%)
      300,000    Arizona Public Service Company                                     6.375        10/15/2011           307,342
      200,000    Calpine Canada Energy Finance ULC                                  8.500          5/1/2008           200,246
      100,000    Coastal Corporation                                                6.500         5/15/2006           103,052
      200,000    El Paso Corporation                                                7.000         5/15/2011           206,704
      300,000    Niagara Mohawk Power Corporation                                   7.750         10/1/2008           329,888
      100,000    TransCanada PipeLines, Ltd.                                        7.150         6/15/2006           106,787
      100,000    Xcel Energy, Inc.                                                  7.000         12/1/2010           106,737
                                                Total Utilities                                                     1,360,756
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                Total Long-Term Fixed Income Investments
                                                (amortized cost basis $53,380,072)                                 55,111,019
--------------------------------------------------------------------------------------------------------------------------

    Principal                                                                     Interest          Matuity           Market
      Amount     Short-Term Investments (1.0%)                                     Rate/1/            Date             Value
==========================================================================================================================

     $529,000    Edison Asset Securitization LLC                                    2.556%        11/1/2001          $529,000
--------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Investments
                                                (amortized cost basis $529,000)                                       529,000
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                Total Investments (99.7%)
                                                (amortized cost basis $53,909,072)                                 55,640,019
--------------------------------------------------------------------------------------------------------------------------

                                                Other Assets, Less Liabilities (0.3%)                                 147,423

                                                Net Assets: (100.0%)                                              $55,787,442
--------------------------------------------------------------------------------------------------------------------------

/1/ The interest rate reflects the discount rate at the date of purchase.
/2/ 144A Security.

            See page 34 for a complete discussion of investment terms.
 The accompanying notes to the financial statements are an integral part of this schedule.
                                   Unaudited.

                       STATEMENT OF ASSETS AND LIABILITIES
                       As of October 31, 2001 (unaudited)

                                                                          The AAL           The AAL          The AAL
                                                                          Mid Cap         Large Company          Bond
                                                                         Index Fund        Index Fund         Index Fund
==========================================================================================================================
Assets:
Investments at cost                                                      $16,448,882        $68,050,987       $53,909,072
Investments at value                                                     $15,377,620        $59,738,194       $55,640,019

Cash                                                                          92,342                160                23
Dividends and interest receivable                                              9,126             46,435           709,925
Prepaid expenses                                                              28,777             29,682            29,505
Receivable for investments sold                                                   -                  -          5,227,742
Receivable for trust shares sold                                              62,848                 -             81,943
Receivable from Investment Adviser                                            27,662             17,886            18,059
    Total Assets                                                         $15,598,375        $59,832,357       $61,707,216
--------------------------------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                                             24,957                 -            298,110
Income distributions payable                                                      -                  -            178,538
Payable for trust shares redeemed                                                382                 -          5,405,000
Accrued expenses                                                              40,666             48,327            38,126
    Total Liabilities                                                        $66,005            $48,327        $5,919,774
--------------------------------------------------------------------------------------------------------------------------

Net Assets:
Trust Capital (beneficial interest)                                       16,820,012         68,299,521        53,879,618
Accumulated undistributed net investment income                              104,178            274,097           (46,316)
Accumulated undistributed net realized gain (loss) on investments           (320,558)          (476,795)          223,193
Net unrealized appreciation (depreciation) on investments                 (1,071,262)        (8,312,793)        1,730,947
    Total Net Assets                                                     $15,532,370        $59,784,030       $55,787,442
--------------------------------------------------------------------------------------------------------------------------

Total Liabilities & Capital                                              $15,598,375        $59,832,357       $61,707,216
--------------------------------------------------------------------------------------------------------------------------

Class I share capital                                                    $15,532,370        $59,784,030       $55,787,442
 Shares of beneficial interest outstanding (Class I)                       1,637,344          8,216,750         5,127,036
Net asset value per share                                                     $9.49              $7.28            $10.88

The accompanying notes to the financial statements are an integral part of this statement.

                             STATEMENT OF OPERATIONS

                            For the six months ended
                          October 31, 2001 (unaudited)
                                                                           The AAL            The AAL          The AAL
                                                                           Mid Cap         Large Company          Bond
                                                                          Index Fund        Index Fund         Index Fund
==========================================================================================================================
Investment Income
Dividends                                                                    $69,726           $202,479                $0
Taxable interest                                                               2,859             10,342           742,084
     Total Investment Income                                                 $72,585           $212,821          $742,084
--------------------------------------------------------------------------------------------------------------------------

Expenses
Adviser fees                                                                  17,077             39,052            31,162
Administrative service and pricing fees                                       18,521             17,862            21,235
Audit and legal fees                                                           7,781              7,625             7,217
Custody fees                                                                   4,801              9,412             3,458
Printing and postage expense                                                      91               (506)              201
SEC and state registration expense                                            18,955             20,436            19,275
Shareholder maintenance fees                                                      29                 26                34
Transfer agent fees                                                               85                 75                98
Trustees fees and expenses                                                       195                270               211
Other expenses                                                                   863                862               863
     Total Expenses Before Reimbursement                                     $68,398            $95,114           $83,754
--------------------------------------------------------------------------------------------------------------------------

     Less Reimbursement from Adviser                                         (54,724)           (63,686)          (57,290)
     Total Net Expenses                                                      $13,674            $31,428           $26,464
--------------------------------------------------------------------------------------------------------------------------

Net Investment Income                                                        $58,911           $181,393          $715,620
--------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gains/(Losses) on Investments
Net realized gains/(losses) on investments                                    73,639           (194,459)          223,193
Change in net unrealized appreciation (depreciation) on investments       (1,749,598)        (3,783,685)        1,190,558
     Net Realized and Unrealized Gains (Losses) on Investments           $(1,675,959)       $(3,978,144)       $1,427,593
--------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets From Operations                    $(1,617,048)       $(3,796,751)       $2,143,213
--------------------------------------------------------------------------------------------------------------------------
 The accompanying notes to the financial statements are an integral part of this statement.

                       STATEMENT OF CHANGES IN NET ASSETS

For the six months ended                         The AAL Mid Cap              The AAL Large               The AAL Bond
October 31, 2001, (unaudited) and for              Index Fund               Company Index Fund              Index Fund
the fiscal year ended April 30, 2001.       10/31/2001     4/30/2001     10/31/2001     4/30/2001     10/31/2001     4/30/2001
==========================================================================================================================
Operations
Net investment income                         $58,911      $101,163        $181,393      $263,612      $715,620      $971,354
Net realized gains(losses) on investments      73,639       229,720        (194,459)     (272,605)      223,193       112,668
Change in net unrealized appreciation
(depreciation) on investments              (1,749,598)      242,293      (3,783,685)   (3,728,592)    1,190,558       570,857
Net Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------------------------------------------------
Resulting from Operations                 $(1,617,048)     $573,176     $(3,796,751)  $(3,737,585)   $2,143,213    $1,654,879

Distributions to Shareholders
From net investment income                         -       (101,653)             -       (237,339)     (780,839)     (971,354)
From net realized gains                      (148,845)     (713,767)             -        (10,576)     (100,056)           -
Total Distributions to Shareholders         $(148,845)    $(815,420) $              -   $(247,915)    $(880,895)    $(971,354)
--------------------------------------------------------------------------------------------------------------------------

Trust Share Transactions
Purchases of trust shares                   4,856,758     5,300,938      37,405,002     2,885,194    40,967,888     6,000,548
Income dividends reinvested                        -         96,895              -         72,182       553,820       906,599
Capital gains distributions reinvested        140,059       703,206              -         10,503        93,046            -
Redemption of trust shares                   (710,084)   (1,726,611)       (389,824)      (41,231)   (5,649,443)      (84,839)
Net Increase in Trust Capital              $4,286,733    $4,374,428     $37,015,178    $2,926,648   $35,965,311    $6,822,308
--------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets      $2,520,840    $4,132,184     $33,218,427   $(1,058,852)  $37,227,629    $7,505,833
--------------------------------------------------------------------------------------------------------------------------

Net Assets Beginning of Period            $13,011,530    $8,879,346     $26,565,603   $27,624,455   $18,559,813   $11,053,980

Net Assets End of Period                  $15,532,370   $13,011,530     $59,784,030   $26,565,603   $55,787,442   $18,559,813

Accumulated Undistributed Net
Investment Income                            $104,178       $45,267        $274,097       $92,704      $(46,316)       $5,061

The accompanying notes to the financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
AS OF OCTOBER 31, 2001

(A) ORGANIZATION

The AAL Mutual Funds (“Funds” or “Trust”) was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as a management investment company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of fourteen equity Funds, six fixed-income Funds and a money market Fund.

On December 31, 1999, The AAL Mid Cap Index Fund, The AAL Large Company Index Fund and The AAL Bond Index Fund commenced operations. The Funds are offered to institutional investors only. The other portfolios of the Trust not included above are printed under separate annual reports.

(B) SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies of the Funds described in this report are:

Valuation – Securities traded on national securities exchanges are valued at last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments are valued at a cost that approximates the market. Money market investments with a remaining maturity of 60 days or less are valued on an amortized cost basis. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under the supervision of the Funds’ Board of Trustees.

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. The Funds accordingly anticipate paying no federal income taxes and no federal income tax provision was recorded. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Income and Expenses – The Funds are charged for those expenses that are directly attributed to each portfolio, such as transfer agent, printing, postage, and shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Fund portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from The AAL Mid Cap Index Fund and The AAL Large Company Index Fund are declared and paid annually. Dividends from The AAL Bond Index Fund are declared daily and distributed monthly. Dividends from net realized gains from securities transactions, if any, are distributed at least annually.

Credit Risk – The Funds may be susceptible to credit risk with respect to the extent the issuer defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of the issuer. Interest accruals on defaulted securities are monitored for ability to collect payment in default.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the effective interest method over the life of the respective bonds in The AAL Bond Index Fund. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities.

In November, 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and became effective for fiscal years beginning after December 15, 2000. The revised guide requires the Funds to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Funds were required to adjust the cost of their fixed-income securities by the cumulative amount of the amortization that would have been recognized had premium amortization been in effect from the purchase date of each holding. Adopting this accounting principle did not affect the Funds’ net asset values, but changed the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The impact upon adoption of premium amortization decreased the recorded cost of its investments (but not its market value) by $13,842 for The AAL Bond Index Fund. Additionally, had this principle been in effect during the fiscal year ended April 30, 2001, the impact on net investment income would have decreased by approximately $0.03 per share for The AAL Bond Index Fund, and realized and unrealized gain (loss) per share would have increased by the same amount.

Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to trust capital.

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation, (“The Adviser”), under which each of the Funds pay a fee for investment advisory services. The annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

                                            $0 to      Over
(M - Millions)                               $50M      $50M
==========================================================================
The AAL Mid Cap Index Fund                  0.250%    0.200%
The AAL Large Company Index Fund            0.250%    0.175%
The AAL Bond Index Fund                     0.250%    0.175%

The Adviser voluntarily has reimbursed The AAL Mid Cap Index Fund, The AAL Large Company Index Fund and The AAL Bond Index Fund for all expenses in excess of 0.20 of 1% of average daily net assets since inception. The Adviser may modify or discontinue the voluntary reimbursement of expenses to the Funds without prior notice.

The Trust has entered into an Administrative Services Agreement with Aid Association for Lutherans (“AAL”) pursuant to which AAL provides certain administrative services. AAL earned $17,500 for The AAL Mid Cap Index Fund, The AAL Large Company Index Fund, and The AAL Bond Index Fund for the six months ended October 31, 2001.

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services. These shareholder services include: pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Fees and cost reimbursements charged to the Funds under terms of the contract approximated $3.75 per year per shareholder account. There are no 12b-1 distribution fees on Class I shares. Each Trustee of AAL who is not affiliated with AAL or the Adviser receives an annual fee from AAL for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in any one of the Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds. The Funds maintain their proportionate share of AAL’s liability for the deferred fees.

Those Trustees not participating in the above plan received $16,625 in fees from the Trust for the six months ended October 31, 2001. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

AAL is the parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the six months ended October 31, 2001, and the fiscal year ended April 30, 2001, purchases and sales of securities other than short-term obligations were as follows:

                          Purchases                       Sales
                  Six Months     Year          Six Months      Year
                     Ended       Ended            Ended        Ended
                 10/31/2001    4/30/2001       10/31/2001    4/30/2001
================================================================================
The AAL Mid
Cap Index Fund   $5,164,335    $9,615,072    $1,032,975     $1,622,386

The AAL Large
Company Index
Fund             37,327,525    28,543,434       701,439        158,010

The AAL Bond
Index Fund       58,383,439    15,260,426    22,842,702      7,395,469

For the six months ended October 31,2001, and the year ended April 30, 2001, The AAL Bond Index Fund purchased
$24,027,262 and $5,281,772, and sold $16,148,939 and $4,933,803 in U.S. Government Obligations, respectively.

At April 30, 2001, The AAL Large Company Index Fund had a capital loss carry forward of $45,813, which expires in 2009.

The gross unrealized appreciation and depreciation on investments for the six months ended October 31, 2001, and the year ended April 30, 2001 were as follows:

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                             AS OF OCTOBER 31, 2001

                                                      October 31, 2001                            April 30, 2001
                                                                     Net Unrealized                             Net Unrealized
                                                                      Appreciation                                Appreciation
                                       Appreciation  (Depreciation)  (Depreciation) Appreciation  (Depreciation) (Depreciation)
===========================================================================================================================
The AAL Mid Cap Index Fund               $1,721,896    $(2,793,158)    $(1,071,262)   $2,182,188    $(1,503,852)      $678,336
The AAL Large Company Index Fund          2,978,337    (11,291,130)     (8,312,793)    2,325,514     (6,854,622)    (4,529,108)
The AAL Bond Index Fund                   1,765,666        (34,719)      1,730,947       575,760        (49,213)       526,547

(E)  TRUST TRANSACTIONS
Transactions in Trust shares were as follows:

The AAL Mid Cap Index Fund
                                                                                 Six Months Ended     Year Ended
                                                                                    10/31/2001         4/30/2001
                                                                                      Shares            Shares
==========================================================================================================================
         Shares purchased                                                             488,510            481,446
         Income dividends reinvested                                                       -               8,682
        Capital gains reinvested                                                       12,873             66,465
        Shares redeemed                                                               (69,061)          (166,556)
        Net increase in Trust shares                                                  432,322            390,037
--------------------------------------------------------------------------------------------------------------------------

The AAL Large Company Index Fund
                                                                                 Six Months Ended     Year Ended
                                                                                    10/31/2001         4/30/2001
                                                                                      Shares            Shares
==========================================================================================================================
        Shares purchased                                                            5,158,413            324,808
        Income dividends reinvested                                                        -               7,906
        Capital gains reinvested                                                           -               1,159
        Shares redeemed                                                               (46,554)            (4,293)
        Net increase in Trust shares                                                5,111,859            329,580
--------------------------------------------------------------------------------------------------------------------------

The AAL Bond Index Fund
                                                                                 Six Months Ended     Year Ended
                                                                                    10/31/2001         4/30/2001
                                                                                      Shares            Shares
==========================================================================================================================
        Shares purchased                                                            3,813,571            581,292
        Income dividends reinvested                                                    52,200             88,061
        Capital gains reinvested                                                        8,955                 -
        Shares redeemed                                                              (519,996)            (8,162)
        Net increase in Trust shares                                                3,354,730            661,191
--------------------------------------------------------------------------------------------------------------------------

                                   Unaudited.

A NOTE ON FORWARD-LOOKING STATEMENTS (UNAUDITED)

Except for the historical information contained in the foregoing reports on each of the Funds, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include discussion about each portfolio manager’s predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalize on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially from the projected results for the Fund, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Fund.

GLOSSARY OF INVESTMENT TERMS

* Non-income-producing security – A non-income-producing security is a security that has not paid a dividend or interest payment in the past calendar year.

/2/ 144A security – A 144A security is a security that has not been fully registered with the SEC. Because it is not fully registered it is considered a restricted security. Once the security is registered, it loses its 144A classification and is no longer restricted. 144A securities are for institutional or accredited investors, such as mutual funds.

                              FINANCIAL HIGHLIGHTS
                              PER SHARE INFORMATION

The AAL Mid Cap Index Fund
For a share outstanding during the six months ended
October 31, 2001 (unaudited) and for
the fiscal year ended April 30.                                                10/31/2001          2001            2000 (c)
==========================================================================================================================
CLASS I SHARES
Net asset value:  Beginning of Period                                             $10.80          $10.90             $10.00

Income from Investment Operations
Net investment income                                                               0.03           0.08               0.03
Net realized and unrealized gain (loss) on investments                            (1.23)           0.57               0.87
Total from Investment Operations                                                  (1.20)           0.65                0.90
--------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                                                 -           (0.09)                 -
Net realized capital gains                                                        (0.11)          (0.66)                 -
Total Distributions                                                               (0.11)          (0.75)                 -
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net asset value                                        (1.31)          (0.10)              0.90
Net asset value: End of period                                                     $9.49         $10.80              $10.90
--------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                                (11.21)%           6.13%              9.00%
Net assets, end of period (in millions)                                            $15.5           $13.0               $8.9
Ratio of expenses to average net assets (a)                                        0.20%           0.20%              0.20%
Ratio of net investment income to average net assets (a)                           0.86%           0.90%              1.02%
Portfolio turnover rate                                                            7.26%          53.73%             24.59%
--------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                                        1.00%           1.31%              1.27%
Ratio of net investment income (loss) to average net assets (a)                    0.06%         (0.21)%            (0.05)%

 (a)Calculated on an annualized basis.
 (b)Total return calculations are based on the net amount invested since the beginning of the Fund's fiscal year (May 1), and assume reinvestment of distributions. These Funds do not have a sales charge. Periods less than one year are not annualized.
 (c)Since inception, December 31, 1999.

                        FINANCIAL HIGHLIGHTS - CONTINUED
                             PER SHARE INFORMATION

The AAL Large Company Index Fund
For a share outstanding during the six months ended
October 31, 2001 (unaudited) and for
the fiscal year ended April 30.                                                10/31/2001          2001            2000 (c)
==========================================================================================================================
CLASS I SHARES
Net asset value:  Beginning of Period                                            $8.56             $9.95            $10.00

Income from Investment Operations
Net investment income                                                            0.00              0.09               0.02
Net realized and unrealized (loss) on investments                               (1.28)            (1.40)            (0.07)
Total from Investment Operations                                                (1.28)            (1.31)            (0.05)
--------------------------------------------------------------------------------------------------------------------------

Less Distributions from:
Net investment income                                                               -             (0.08)                -
Net realized capital gains                                                          -                 -                 -
Total Distributions                                                                 -             (0.08)                -
--------------------------------------------------------------------------------------------------------------------------

Net (decrease) in net asset value                                               (1.28)            (1.39)            (0.05)
Net asset value: End of period                                                   $7.28            $8.56              $9.95
--------------------------------------------------------------------------------------------------------------------------

Total return (b)                                                              (14.95)%          (13.18)%           (0.50)%
Net assets, end of period (in millions)                                          $59.8             $26.6             $27.6
Ratio of expenses to average net assets (a)                                      0.20%             0.20%             0.20%
Ratio of net investment income to average net assets (a)                         1.16%             0.97%             1.21%
Portfolio turnover rate                                                          2.31%             8.78%             1.57%
--------------------------------------------------------------------------------------------------------------------------

If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
Ratio of expenses to average net assets (a)                                      0.61%             0.69%             0.93%
Ratio of net investment income (loss) to average net assets (a)                  0.75%             0.49%             0.49%

 (a) Calculated on an annualized basis.
 (b) Total return calculations are based on the net amount invested since the beginning of the Fund's fiscal year (May
     1), and assume reinvestment of distributions. These Funds do not have a sales charge. Periods less than one year are not annualized.
 (c) Since inception, December 31,1999.

                        FINANCIAL HIGHLIGHTS - CONTINUED
                             PER SHARE INFORMATION

The AAL Bond Index Fund
For a share outstanding during the six months ended
October 31, 2001 (unaudited) and for
the fiscal year ended April 30.                                                10/31/2001          2001            2000 (c)
==========================================================================================================================
CLASS I SHARES
 Net asset value:  Beginning of Period                                           $10.47            $9.95            $10.00

 Income from Investment Operations
 Net investment income                                                             0.31            0.69               0.22
 Net realized and unrealized gain (loss) on investments                            0.45            0.52             (0.05)
 Total from Investment Operations                                                  0.76            1.21               0.17
--------------------------------------------------------------------------------------------------------------------------

 Less Distributions from:
 Net investment income                                                           (0.33)           (0.69)            (0.22)
 Net realized capital gains                                                     (0.02)                -                 -
 Total Distributions                                                             (0.35)           (0.69)            (0.22)
--------------------------------------------------------------------------------------------------------------------------

 Net increase (decrease) in net asset value                                        0.41            0.52             (0.05)
 Net asset value: End of period                                                  $10.88          $10.47              $9.95
--------------------------------------------------------------------------------------------------------------------------

 Total return (b)                                                                 7.72%           12.50%             1.72%
 Net assets, end of period (in millions)                                          $55.8            $18.6             $11.1
 Ratio of expenses to average net assets (a)                                      0.20%            0.20%             0.20%
 Ratio of net investment income to average net assets (a)                         5.42%            6.66%             6.85%
 Portfolio turnover rate                                                         93.60%           51.37%            52.37%
--------------------------------------------------------------------------------------------------------------------------

 If the Fund had paid all of its expenses without the adviser's voluntary expense reimbursement, the ratios would have been as follows:
 Ratio of expenses to average net assets (a)                                      0.63%            0.98%             1.04%
 Ratio of net investment income (loss) to average net assets (a)                  4.98%            5.88%             6.02%

 (a) Calculated on an annualized basis.
 (b) Total return calculations are based on the net amount invested since the beginning of the Fund's fiscal year (May
     1), and assume reinvestment of distributions. These Funds do not have a sales charge. Periods less than one year are not
     annualized.
 (c) Since inception, December 31,1999.

The preceding notes to the financial statements are an integral part of this schedule.

Board Of Trustees
John O. Gilbert-Chairman of the Board
F. Gregory Campbell
Woodrow E. Eno
Richard L. Gady
Edward W. Smeds
Lawrence M. Woods

Officers
Robert G. Same-President
James H. Abitz-Vice-President
Woodrow E. Eno-Vice-President
Charles D. Gariboldi-Treasurer

Investment Adviser & Distributor
AAL Capital Management Corporation
222 West College Avenue
Appleton, WI 54919-0007

Custodian
Citibank, N.A.
111 Wall Street
New York, NY 10043

Transfer Agent & Disbursing Agent
PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581

Legal Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

Independent Accountant
PricewaterhouseCoopers LLP
Suite 1500
100 East Wisconsin Avenue
Milwaukee, WI 53202

This report is submitted for the information of shareholders of The AAL Mutual Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for The AAL Mutual Funds, which contains more complete information about the Funds, including investment policies, charges and expenses.

[AAL CAPITAL MANAGEMENT CORPORATION LOGO]
A Subsidiary of Aid Association for Lutherans
222 W. College Ave., Appleton, WI 54919-0007
www.aal.org o e-mail: aalcmc@aal.org o (800) 553-6319
Member NASD

C-50032ISA 12-01